  As filed with the Securities and Exchange Commission on April 11, 2001


                                                     Registration No. 33-25990
                                                                     811-03214

-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 19

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 35
                       (Check appropriate box or boxes.)

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                         Elizabeth A. Frederick, Esquire
                   The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)

                        Copies of all communications to:
                            Brian M. Burke, Esquire
                   The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

              Approximate Date of Public Offering:  Continuous
                                                    ----------

  It is proposed that this filing will become effective:

  ----- immediately upon filing pursuant to paragraph (b) of Rule 485

    X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
  -----

  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----

                     Title of Securities Being Registered:
                Units of Interest Under Variable Annuity Contracts

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS


Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnLife.com


This Prospectus describes individual variable annuity contracts that are issued by Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contracts are designed to accumulate CONTRACT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT.
This Prospectus offers three types of contracts. They are a single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.

The minimum PURCHASE PAYMENTS for each contract will not exceed:


1. Single premium deferred contract: $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others;


2. Flexible premium deferred contract (Multi-Fund-Registered Trademark- 2, 3, 4,): $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others (minimum $100 subsequent PURCHASE PAYMENT); and

3.  Periodic premium deferred contract (Multi-Fund-Registered Trademark- 1):
    $600 per CONTRACT YEAR (minimum $25 per PURCHASE PAYMENT).

You choose whether your CONTRACT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. SEE "FIXED SIDE OF THE CONTRACT."


All PURCHASE PAYMENTS for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's SUBACCOUNTS you take all the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the funds you select. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.


The available funds are listed below:


    Alliance Variable Products Series Fund (AVP) (Class B)
      Growth Portfolio
      Technology Portfolio
    American Funds Insurance Series (AFIS) (Class 2)
      Growth Fund
      International Fund
    Baron Capital Asset Fund Trust (Insurance Class)


    Delaware Group Premium Fund (DGPF)
    (Standard Class)
      Global Bond Series
      Growth & Income Series
      REIT Series
      Trend Series
    Deutsche Asset Management VIT Funds
      Equity 500 Index Fund
      Small Cap Index Fund
    Fidelity Variable Insurance Products:
      VIP Growth Portfolio (Service class)
    Fidelity Variable Insurance Products:
      VIP Contrafund Portfolio (Service class)
    Janus Aspen Series, Worldwide Growth Fund (Institutional Shares) Lincoln National Aggressive Growth Fund
    Lincoln National Bond Fund
    Lincoln National Capital Appreciation Fund
    Lincoln National Equity Income Fund
    Lincoln National Global Asset Allocation Fund
    Lincoln National Growth and Income Fund
    Lincoln National International Fund
    Lincoln National Managed Fund
    Lincoln National Money Market Fund
    Lincoln National Social Awareness Fund
    Lincoln National Special Opportunities Fund
    Neuberger Berman Advisors Management Trust (AMT):
      Partners Portfolio
      Mid-Cap Growth Portfolio


ON OR ABOUT MAY 22, 2001 THE FOLLOWING FUNDS WILL BE AVAILABLE:


    Delaware Group Premium Fund (DGPF)
        (Service Class) -- Small Cap Value Series
    MFS-Registered Trademark- Variable Insurance Trust
        MFS Utilities Series (Initial Class)
    Putnam Variable Trust
        Health Sciences Fund (Class IB)


This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the Prospectuses for the funds that are attached, and keep the Prospectuses for reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.
May 1, 2001.

TABLE OF CONTENTS


                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           8
--------------------------------------------
Investment results                       11
--------------------------------------------
Financial statements                     11
--------------------------------------------
Lincoln National Life Insurance
Company                                  11
--------------------------------------------
Fixed side of the contract               11
--------------------------------------------
Variable annuity account (VAA)           12
--------------------------------------------
Investments of the variable annuity
account                                  12
--------------------------------------------
Charges and other deductions             15
--------------------------------------------



--------------------------------------------
                                        PAGE

The contracts                            17
--------------------------------------------
Annuity payouts                          22
--------------------------------------------
Federal tax matters                      23
--------------------------------------------
Voting rights                            27
--------------------------------------------
Distribution of the contracts            27
--------------------------------------------
Return privilege                         28
--------------------------------------------
State regulation                         28
--------------------------------------------
Restrictions under the Texas Optional
Retirement Program                       28
--------------------------------------------
Records and reports                      28
--------------------------------------------
Other information                        28
--------------------------------------------
Statement of Additional information
table of contents for the VAA            29
--------------------------------------------


SPECIAL TERMS

(We have italicized the special terms that have special meaning throughout this Prospectus)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Lincoln National Variable Annuity Account C, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.


ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE.



ANNUITANT -- The person on whose life the annuity benefit payments made after an ANNUITY COMMENCEMENT DATE are based.


ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.


ANNUITY PAYOUT OPTION -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.



ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.



BENEFICIARY -- The person you designate to receive any DEATH BENEFIT paid if the annuitant dies before the ANNUITY COMMENCEMENT DATE.


CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the CONTRACT (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.). Usually, but not always, the owner is the ANNUITANT.

CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


DEATH BENEFIT -- The amount payable to your designated BENEFICIARY if the ANNUITANT dies. A Guaranteed Death Benefit(GMDB) or an Enhanced Guaranteed Minimum Death Benefit (EGMDB) may be available.


LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

PURCHASE PAYMENTS -- Amounts paid into the contract.


SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund.


VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period starting at the close of trading (normally
4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:

The maximum surrender charge (contingent deferred sales
charge) as a percentage of CONTRACT VALUE (for single
premium and periodic premium contracts), or of PURCHASE
PAYMENTS (for flexible premium contracts),                    7% (SINGLE AND
surrendered/withdrawn:                                        FLEXIBLE)
                                                              8% (PERIODIC)


The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive these charges in certain situations.
See "Charges and other deductions -- Surrender charges."


ANNUAL ACCOUNT CHARGE:
Periodic MultiFund-Registered Trademark- 1, and Flexible Premium
MultiFund-Registered Trademark- 2 contract only: $25


VAA ANNUAL EXPENSES:
(as a percentage of average account value):


                                                             WITH EGMDB           WITHOUT EGMDB
Mortality and expense risk charge                               1.002%                1.002%
Enhanced guaranteed minimum DEATH BENEFIT charge                  .30%                   --
                                                                -----                 -----
  Total annual charge for each VAA SUBACCOUNT                   1.302%                1.002%



ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2000:


(as a percentage of each fund's average net assets):



                                               MANAGEMENT             12B-1             OTHER                 TOTAL
                                               FEES            +      FEES       +      EXPENSES       =      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth (Class 2)                     0.36%                  0.25%             0.02%                 0.63%
-----------------------------------------------------------------------------------------------------------------------
 2.  AFIS International (Class 2)              0.54                   0.25              0.05                  0.84
-----------------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth                         0.70                   0.00              0.08                  0.78
-----------------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth                        0.84                   0.00              0.14                  0.98
-----------------------------------------------------------------------------------------------------------------------
 5.  AMT Partners                              0.82                   0.00              0.10                  0.92
-----------------------------------------------------------------------------------------------------------------------
     Aspen Worldwide Growth (Institutional
 6.  Shares)                                   0.65                   0.00              0.04                  0.69
-----------------------------------------------------------------------------------------------------------------------
 7.  AVP Growth (Class B)                      0.75                   0.25              0.08                  1.08
-----------------------------------------------------------------------------------------------------------------------
 8.  AVP Technology (Class B)(1)               1.00                   0.25              0.08                  1.33
-----------------------------------------------------------------------------------------------------------------------
 9.  Bond                                      0.45                   0.00              0.09                  0.54
-----------------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation                      0.71                   0.00              0.05                  0.76
-----------------------------------------------------------------------------------------------------------------------
11.  Capital Asset (Insurance class)(2)*       0.84                   0.25              0.41                  1.50
-----------------------------------------------------------------------------------------------------------------------
12.  DGPF Global Bond (Standard class)(3)*     0.65                   0.00              0.20                  0.85
-----------------------------------------------------------------------------------------------------------------------
     DGPF Growth & Income (Standard
13.  class)(4)*                                0.60                   0.00              0.08                  0.68
-----------------------------------------------------------------------------------------------------------------------
     DGPF Real Estate (REIT) (Standard
14.  class)(5)*                                0.57                   0.00              0.28                  0.85
-----------------------------------------------------------------------------------------------------------------------
15.  DGPF Trend (Standard class)(6)*           0.74                   0.00              0.09                  0.83
-----------------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index(7)*                      0.20                   0.00              0.10                  0.30
-----------------------------------------------------------------------------------------------------------------------
17.  Equity-Income                             0.72                   0.00              0.07                  0.79
-----------------------------------------------------------------------------------------------------------------------
18.  Global Asset Allocation                   0.72                   0.00              0.22                  0.94
-----------------------------------------------------------------------------------------------------------------------
19.  Growth and Income                         0.31                   0.00              0.05                  0.36
-----------------------------------------------------------------------------------------------------------------------
20.  International                             0.80                   0.00              0.16                  0.96
-----------------------------------------------------------------------------------------------------------------------
21.  Managed                                   0.37                   0.00              0.07                  0.44
-----------------------------------------------------------------------------------------------------------------------
22.  Money Market                              0.48                   0.00              0.10                  0.58
-----------------------------------------------------------------------------------------------------------------------
23.  Small Cap Index(7)*                       0.35                   0.00              0.10                  0.45
-----------------------------------------------------------------------------------------------------------------------
24.  Social Awareness                          0.33                   0.00              0.05                  0.38
-----------------------------------------------------------------------------------------------------------------------
25.  Special Opportunities                     0.41                   0.00              0.08                  0.49
-----------------------------------------------------------------------------------------------------------------------
26.  VIP II Contrafund (Service Class)(8)      0.57                   0.10              0.09                  0.76
-----------------------------------------------------------------------------------------------------------------------
27.  VIP Growth (Service Class)(8)             0.57                   0.10              0.09                  0.76
-----------------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value (Service Class)(9)*+  0.69                   0.15              0.16                  1.00
-----------------------------------------------------------------------------------------------------------------------
29.  Health Sciences (Class IB) +              0.70                   0.25              0.13                  1.08
-----------------------------------------------------------------------------------------------------------------------
30.  Utilities (Initial Class)(10)+            0.75                   0.00              0.16                  0.91
-----------------------------------------------------------------------------------------------------------------------



*After waivers and/or reimbursements.


+These funds are not available to you until on or about May 22, 2001.

VOLUNTARY FEE REIMBURSEMENTS:

The following funds VOLUNTARILY waive expenses to the extent necessary to not exceed a maximum total expense ratio.



(1) For the period January 1, 2000 through April 30, 2000, the adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07%, and 1.31%, respectively.



(3) The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
    0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(4) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



(5) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(6) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next
    $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets.



(9) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for Small Cap Value. Without such an arrangement total operating expense for the Series would have been 1.06% for Small Cap Value. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).


CONTRACTUAL FEE REIMBURSEMENTS:

The following Funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.



(2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.



(1)(0) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account "Net Expenses" would be lower for certain series and would equal 0.90% for Utilities.

EXAMPLES


(expenses of the SUBACCOUNTS and the funds):


If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                   1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
                           ----------------------  ----------------------  ----------------------  ----------------------
                            SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.
-------------------------------------------------------------------------  ----------------------------------------------
 1.  AFIS Growth (Class
     2)                    $ 92    90   90    100   115   111  111    141   139   134  134    185   226   226  226    254
-------------------------------------------------------------------------  ----------------------------------------------
 2.  AFIS International
     (Class 2)             $ 94    92   92    102   121   117  117    147   150   145  145    195   247   247  247    275
-------------------------------------------------------------------------  ----------------------------------------------
 3.  Aggressive Growth     $ 93    92   91    101   120   117  115    145   147   144  142    192   241   246  241    269
-------------------------------------------------------------------------  ----------------------------------------------
 4.  AMT Mid-Cap Growth    $ 95    93   93    103   125   121  121    151   156   152  152    202   262   262  262    289
-------------------------------------------------------------------------  ----------------------------------------------
 5.  AMT Partners          $ 94    93   93    102   124   119  119    149   153   149  149    199   256   256  256    283
-------------------------------------------------------------------------  ----------------------------------------------
 6.  Aspen Worldwide
     Growth
     (Institutional
     Shares)               $ 92    90   90    100   117   113  113    143   142   137  137    188   232   232  232    260
-------------------------------------------------------------------------  ----------------------------------------------
 7.  AVP Growth (Class B)  $ 96    94   94    104   128   124  124    154   161   157  157    206   272   272  272    299
-------------------------------------------------------------------------  ----------------------------------------------
 8.  AVP Technology
     (Class B)             $ 98    97   97    106   135   132  132    161   173   170  170    218   297   297  297    323
-------------------------------------------------------------------------  ----------------------------------------------
 9.  Bond                  $ 91    89   89     99   113   110  108    139   135   133  130    181   216   223  216    245
-------------------------------------------------------------------------  ----------------------------------------------
10.  Capital Appreciation  $ 93    91   91    101   119   116  115    145   146   143  141    191   239   244  239    267
-------------------------------------------------------------------------  ----------------------------------------------
11.  Capital Asset
     (Insurance class)     $100    98   98    108   140   137  137    165   181   178  178    226   313   313  313    339
-------------------------------------------------------------------------  ----------------------------------------------
12.  DGPF Global Bond
     (Standard class)      $ 94    92   92    102   122   119  117    147   150   148  146    196   248   253  248    276
-------------------------------------------------------------------------  ----------------------------------------------
13.  DGPF Growth & Income
     (Standard class)      $ 92    91   90    100   117   114  112    143   142   139  137    188   231   236  231    259
-------------------------------------------------------------------------  ----------------------------------------------
14.  DGPF Real Estate
     (REIT)
     (Standard class)      $ 94    92   92    102   122   117  117    147   150   146  146    196   248   248  248    276
-------------------------------------------------------------------------  ----------------------------------------------
15.  DGPF Trend (Standard
     class)                $ 94    92   92    102   121   118  117    147   149   147  145    195   246   251  246    274
-------------------------------------------------------------------------  ----------------------------------------------
16.  Equity 500 Index      $ 89    86   86     97   106   101  101    132   123   117  117    170   190   190  190    219
-------------------------------------------------------------------------  ----------------------------------------------
17.  Equity-Income         $ 93    92   91    101   120   117  116    146   147   145  142    193   242   247  242    270
-------------------------------------------------------------------------  ----------------------------------------------
18.  Global Asset
     Allocation            $ 95    93   93    103   124   121  120    150   154   152  150    200   258   262  258    285
-------------------------------------------------------------------------  ----------------------------------------------
19.  Growth and Income     $ 89    87   87     97   108   104  102    133   126   123  120    172   197   202  197    226
-------------------------------------------------------------------------  ----------------------------------------------
20.  International         $ 95    93   93    103   125   122  121    150   155   153  151    201   260   264  260    287
-------------------------------------------------------------------------  ----------------------------------------------
21.  Managed               $ 90    88   88     98   110   106  105    136   130   127  124    176   205   210  205    234
-------------------------------------------------------------------------  ----------------------------------------------
22.  Money Market          $ 91    90   89     99   114   111  109    140   137   134  132    183   220   225  220    249
-------------------------------------------------------------------------  ----------------------------------------------
23.  Small Cap Index       $ 90    88   88     98   110   105  105    136   130   125  125    177   206   206  206    235
-------------------------------------------------------------------------  ----------------------------------------------
24.  Social Awareness      $ 89    88   87     97   108   104  103    134   127   124  121    173   199   204  199    228
-------------------------------------------------------------------------  ----------------------------------------------
25.  Special
     Opportunities         $ 90    89   88     98   111   108  106    137   132   129  127    179   211   216  211    239
-------------------------------------------------------------------------  ----------------------------------------------
26.  VIP II Contrafund
     (Service Class)       $ 93    91   91    101   119   115  115    145   146   141  141    191   239   239  239    267
-------------------------------------------------------------------------  ----------------------------------------------
27.  VIP Growth (Service
     Class)                $ 93    91   91    101   119   115  115    145   146   141  141    191   239   239  239    267
-------------------------------------------------------------------------  ----------------------------------------------
28.  DGPF SmallCap Value*
     (Service Class)       $ 95    93   93    103   126   122  122    152   157   153  153    203   264   264  264    291
-------------------------------------------------------------------------  ----------------------------------------------
29.  Health Sciences
     (Class lB)*           $ 96    94   94    104   128   124  124    154   161   157  157    206   272   272  272    299
-------------------------------------------------------------------------  ----------------------------------------------
30.  Utilities (Initial
     Class)*               $ 94    92   92    102   123   119  119    149   153   149  149    199   255   255  255    282
-------------------------------------------------------------------------  ----------------------------------------------



*These funds are not available to you until on or about May 22, 2001.

If you do not surrender your contract, or you annuitize you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                  1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
                           ---------------------  ----------------------  ----------------------  ----------------------
                           SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.
------------------------------------------------------------------------  ----------------------------------------------
 1.  AFIS Growth (Class
     2)                    $20    20   20     17    61    61   61     53   104   104  104     91   226   226  226    198
------------------------------------------------------------------------  ----------------------------------------------
 2.  AFIS International
     (Class 2)             $22    22   22     19    67    67   67     59   115   115  115    102   247   247  247    221
------------------------------------------------------------------------  ----------------------------------------------
 3.  Aggressive Growth     $21    22   21     19    65    67   65     57   112   114  112     99   241   246  241    214
------------------------------------------------------------------------  ----------------------------------------------
 4.  AMT Mid-Cap Growth    $23    23   23     21    71    71   71     64   122   122  122    109   262   262  262    236
------------------------------------------------------------------------  ----------------------------------------------
 5.  AMT Partners          $23    23   23     20    69    69   69     62   119   119  119    106   256   256  256    229
------------------------------------------------------------------------  ----------------------------------------------
 6.  Aspen Worldwide
     Growth
     (Institutional
     Shares)               $20    20   20     18    63    63   63     55   107   107  107     94   232   232  232    205
------------------------------------------------------------------------  ----------------------------------------------
 7.  AVP Growth (Class B)  $24    24   24     22    74    74   74     67   127   127  127    114   272   272  272    246
------------------------------------------------------------------------  ----------------------------------------------
 8.  AVP Technology
     (Class B)             $27    27   27     24    82    82   82     74   140   140  140    127   297   297  297    271
------------------------------------------------------------------------  ----------------------------------------------
 9.  Bond                  $19    19   19     16    58    60   58     50   100   103  100     86   216   223  216    189
------------------------------------------------------------------------  ----------------------------------------------
10.  Capital Appreciation  $21    21   21     18    65    66   65     57   111   113  111     98   239   244  239    212
------------------------------------------------------------------------  ----------------------------------------------
11.  Capital Asset
     (Insurance class)     $28    28   28     26    87    87   87     79   148   148  148    135   313   313  313    288
------------------------------------------------------------------------  ----------------------------------------------
12.  DGPF Global Bond
     (Standard class)      $22    22   22     19    67    69   67     60   116   118  116    102   248   253  248    222
------------------------------------------------------------------------  ----------------------------------------------
13.  DGPF Growth & Income
     (Standard class)      $20    21   20     18    62    64   62     54   107   109  107     94   231   236  231    204
------------------------------------------------------------------------  ----------------------------------------------
14.  DGPF Real Estate
     (REIT)
     (Standard class)      $22    22   22     19    67    67   67     60   116   116  116    102   248   248  248    222
------------------------------------------------------------------------  ----------------------------------------------
15.  DGPF Trend (Standard
     class)                $22    22   22     19    67    68   67     59   115   117  115    101   246   251  246    220
------------------------------------------------------------------------  ----------------------------------------------
16.  Equity 500 Index      $16    16   16     14    51    51   51     43    87    87   87     74   190   190  190    162
------------------------------------------------------------------------  ----------------------------------------------
17.  Equity-Income         $21    22   21     19    66    67   66     58   112   115  112     99   242   247  242    216
------------------------------------------------------------------------  ----------------------------------------------
18.  Global Asset
     Allocation            $23    23   23     20    70    71   70     62   120   122  120    107   258   262  258    231
------------------------------------------------------------------------  ----------------------------------------------
19.  Growth and Income     $17    17   17     14    52    54   52     45    90    93   90     77   197   202  197    169
------------------------------------------------------------------------  ----------------------------------------------
20.  International         $23    23   23     20    71    72   71     63   121   123  121    108   260   264  260    233
------------------------------------------------------------------------  ----------------------------------------------
21.  Managed               $18    18   18     15    55    56   55     47    94    97   94     81   205   210  205    178
------------------------------------------------------------------------  ----------------------------------------------
22.  Money Market          $19    20   19     17    59    61   59     51   102   104  102     88   220   225  220    193
------------------------------------------------------------------------  ----------------------------------------------
23.  Small Cap Index       $18    18   18     15    55    55   55     47    95    95   95     82   206   206  206    179
------------------------------------------------------------------------  ----------------------------------------------
24.  Social Awareness      $17    18   17     15    53    54   53     45    91    94   91     78   199   204  199    171
------------------------------------------------------------------------  ----------------------------------------------
25.  Special
     Opportunities         $18    19   18     16    56    58   56     49    97    99   97     84   211   216  211    183
------------------------------------------------------------------------  ----------------------------------------------
26.  VIP II Contrafund
     (Service Class)       $21    21   21     18    65    65   65     57   111   111  111     98   239   239  239    212
------------------------------------------------------------------------  ----------------------------------------------
27.  VIP Growth (Service
     Class)                $21    21   21     18    65    65   65     57   111   111  111     98   239   239  239    212
------------------------------------------------------------------------  ----------------------------------------------
28.  DGPF SmallCap Value*
     (Service Class)       $23    23   23     21    72    72   72     64   123   123  123    110   264   264  264    238
------------------------------------------------------------------------  ----------------------------------------------
29.  Health Sciences
     (Class lB)*           $24    24   24     22    74    74   74     67   127   127  119    114   272   272  272    246
------------------------------------------------------------------------  ----------------------------------------------
30.  Utilities*
     (Initial Class)       $22    22   22     20    69    69   69     61   106   119  127    106   228   255  255    228
------------------------------------------------------------------------  ----------------------------------------------



*These funds are not available to you until on or about May 22, 2001.



The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. For the single premium deferred contract and the flexible premium (Multi-Fund-Registered Trademark- 2,3,4) deferred contracts, the examples assume that an enhanced DEATH BENEFIT is in effect. Without this benefit, expenses would be lower.



For more information, see "Charges and other deductions" in this Prospectus, and the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account. Currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE.


SUMMARY


WHAT KIND OF CONTRACT AM I BUYING? It is an individual annuity contract between you and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account (VAA). REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT ARE THE CONTRACT'S INVESTMENT CHOICES? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA -- Description of Funds."



WHO ADVISES THE FUNDS? Several different investment advisors manage the funds. See "Investments of the VAA -- Investment Advisers."



HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive an annuity payout, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your ANNUITY PAYOUTS will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See "The contracts".



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw CONTRACT VALUE, you pay a surrender charge from 0% to 8%, depending upon how many CONTRACT YEARS have elapsed (single premium and periodic premium), or how many CONTRACT YEARS the PURCHASE PAYMENT has been in the contract (flexible premium), and which type of contract you choose. We may waive surrender charges in certain situations. See "Charges and other deductions -- Surrender charges."


We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.


We charge an annual account charge of $25 under the Multi-Fund-Registered Trademark- 1 periodic and Multi-Fund-Registered Trademark-2 flexible premium contracts.



We apply an annual charge totaling 1.302% of net asset value of the VAA. This charge includes 1.002% as a mortality and expense risk charge. If the enhanced DEATH BENEFIT is not in effect, the annual charge is 1.002%. "See Charges and other deductions."



Each fund pays a management fee based on its average daily net asset value. See Investments of the variable annuity account -- Investment Adviser. Each fund also has additional operating expenses. These are described in the Prospectuses for the fund.



WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See "The contracts -- Purchase Payments."



HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See "Annuity options."



WHAT HAPPENS IF THE ANNUITANT DIES BEFORE I ANNUITIZE? The death benefit provision applicable under your contract depends on whether your contract is a single premium deferred, flexible premium deferred or periodic premium deferred contract. See "Death benefit before commencement date" for an explanation of the death benefit provision applicable to each contract type.



MAY I TRANSFER CONTRACT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, with certain limits. See "The contracts" - transfers between SUBACCOUNTS on or before the annuity commencement date; transfers following the annuity commencement date; and transfers to and from the general account on or before the annuity commencement date.



MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, with certain limits. The surrender or withdrawal will be subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See "Charges and other deductions". A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See "Federal tax matters."



DO I GET A FREE LOOK AT THIS CONTRACT? Yes. you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See "Return privilege."

CONDENSED FINANCIAL INFORMATION


ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values including the enhanced guaranteed minimum death benefit charge where applicable and number of ACCUMULATION UNITS for each of the 10 years in the period ended December 31, 2000 comes from the VAA'S financial statements. It should be read along with the VAA'S financial statements and notes which are all included in the SAI.



                          2000            1999            1998*        1997     1996    1995    1994     1993    1992    1991
-------------------------------------------------------------------------------------------------------------------------------
                        with without    with without    with without
                       EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB
AFIS Growth
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.000   1.000**
- End of period      $0.993   0.995**  trading began in 2000.
Number of
  accumulation units
- End of period
  (000's omitted)     4,950  185,283
-------------------------------------------------------------------------------------------------------------------------------
AFIS International
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.000   1.000**
- End of period      $0.860   0.861**  trading began in 2000.
Number of
  accumulation units
- End of period
  (000's omitted)       751  23,471
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
  subaccount
Accumulation unit
  value
- Beginning of
  period             $2.193   2.209   1.559   1.567   1.684   1.687     1.384   1.196     .896   1.000   1.000**  trading began
- End of period      $2.106   2.128   2.193   2.209   1.559   1.567     1.687   1.384    1.196    .896   1.000**  in 1994.
Number of
  accumulation units
- End of period
  (000's omitted)     2,440  233,579  1,658  175,705  1,953  204,322  199,221 172,630  114,518  67,547     110
-------------------------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.463   1.464   1.000**  1.000**
- End of period      $1.336   1.341   1.463**  1.464**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     2,408  149,211    216  15,336
-------------------------------------------------------------------------------------------------------------------------------
AMT Partners
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.010   1.011   1.000**  1.000**
- End of period      $1.004   1.008   1.010**  1.011**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)       164   9,111     449   2,642
-------------------------------------------------------------------------------------------------------------------------------
Aspen Worldwide
  Growth subaccount
Accumulation unit
  value
- Beginning of
  period             $1.434   1.436   1.000**  1.000**
- End of period      $1.194   1.199   1.434**  1.436**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     6,257  350,629  1,912  100,156
-------------------------------------------------------------------------------------------------------------------------------
AVP Growth
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.000   1.000**
- End of period      $0.902   0.903**  trading began in 2000.
Number of
  accumulation units
- End of period
  (000's omitted)       128   5,847
-------------------------------------------------------------------------------------------------------------------------------
AVP Technology
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.000   1.000**
- End of period      $0.768   0.769**  trading began in 2000.
Number of
  accumulation units
- End of period
  (000's omitted)     1,390  69,587
-------------------------------------------------------------------------------------------------------------------------------


 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                          2000            1999            1998*        1997     1996    1995    1994     1993    1992    1991
-------------------------------------------------------------------------------------------------------------------------------
                        with without    with without    with without
                       EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB
Bond subaccount
Accumulation unit
  value
- Beginning of
  period             $4.776   4.812   5.002   5.024  $4.625   4.632     4.283   4.228    3.585   3.780   3.398    3.181   2.737
- End of period      $5.227   5.282   4.776   4.812  $5.002   5.024     4.632   4.283    4.228   3.585   3.780    3.398   3.181
Number of
  accumulation units
- End of period
  (000's omitted)       866  51,469   1,022  61,314   1,160  70,180    60,078  62,709   62,644  57,900  62,765   52,842  46,830
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  subaccount
Accumulation unit
  value
- Beginning of
  period             $3.678   3.706   2.562   2.574  $1.881   1.884     1.520   1.294    1.017   1.000   1.000**  trading began
- End of period      $3.055   3.087   3.678   3.706  $2.562   2.574     1.884   1.520    1.294   1.017   1.000**  in 1994.
Number of
  accumulation units
- End of period
  (000's omitted)     8,960  512,513  8,525  487,946  4,553  284,822  234,328 174,073   98,067  52,125     110
-------------------------------------------------------------------------------------------------------------------------------
Capital Asset
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.205   1.206   1.000**  1.000**
- End of period      $1.158   1.163   1.205**  1.206**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     1,449  18,359     659   7,229
-------------------------------------------------------------------------------------------------------------------------------
DGPF Global Bond
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.121   1.130   1.179   1.184   1.189   1.191     0.991   1.000**
- End of period      $1.116   1.128   1.121   1.130   1.362   1.368     1.191   0.991** trading began in 1996.
Number of
  accumulation units
- End of period
  (000's omitted)       271  10,063     406  12,321   1,522  63,364    46,558  23,508
-------------------------------------------------------------------------------------------------------------------------------
DGPF Growth & Income
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.535   1.547   1.603   1.611   1.459   1.461     1.126   1.000**
- End of period      $1.687   1.705   1.535   1.547   1.603   1.611     1.461   1.126** trading began in 1996.
Number of
  accumulation units
- End of period
  (000's omitted)     2,258  51,384   3,351  72,781   4,111  90,935    64,052  12,220
-------------------------------------------------------------------------------------------------------------------------------
DGPF Real Estate
  (REIT) subaccount
Accumulation unit
  value
- Beginning of
  period             $1.000   1.000**
- End of period      $1.169   1.171**  trading began in 2000.
Number of
  accumulation units
- End of period
  (000's omitted)       267  25,238
-------------------------------------------------------------------------------------------------------------------------------
DGPF Trend
  subaccount
Accumulation unit
  value
- Beginning of
  period             $2.293   2.310   1.362   1.368   1.107   1.109     1.111   1.000**
- End of period      $2.107   2.129   2.293   2.310   1.179   1.184     1.109   1.111** trading began in 1996.
Number of
  accumulation units
- End of period
  (000's omitted)     5,357  237,093  2,693  138,282    373  12,869    11,177   7,613
-------------------------------------------------------------------------------------------------------------------------------
Equity 500 Index
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.088   1.089   1.000**  1.000**
- End of period      $0.975   0.979   1.088*  1.089**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     2,777  101,666  1,320  47,135
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income
  subaccount
Accumulation unit
  value
- Beginning of
  period             $2.505   2.524   2.388   2.399  $2.146   2.150     1.663   1.391    1.046   1.000   1.000**  trading began
- End of period      $2.735   2.764   2.505   2.524  $2.388   2.399     2.150   1.663    1.391   1.046   1.000**  in 1994.
Number of
  accumulation units
- End of period
  (000's omitted)     5,125  295,309  5,812  373,381  5,898  395,691  371,051 275,632  171,817  75,383     110
-------------------------------------------------------------------------------------------------------------------------------
Global Asset
  Allocation
  subaccount
Accumulation unit
  value
- Beginning of
  period             $3.343   3.369   3.042   3.056  $2.716   2.720     2.302   2.013    1.642   1.689   1.453    1.378   1.174
- End of period      $3.121   3.154   3.343   3.369  $3.042   3.056     2.720   2.302    2.013   1.642   1.689    1.453   1.378
Number of
  accumulation units
- End of period
  (000's omitted)     1,388  118,935  1,697  141,033  1,888  155,191  159,590 140,242  126,558 122,061  92,778   67,873  57,199
-------------------------------------------------------------------------------------------------------------------------------


 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                          2000            1999            1998*        1997     1996    1995    1994     1993    1992    1991
-------------------------------------------------------------------------------------------------------------------------------
                        with without    with without    with without
                       EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB
-------------------------------------------------------------------------------------------------------------------------------
Growth and Income
  subaccount
Accumulation unit
  value
- Beginning of
  period             $13.278 13.379  11.444  11.497  $9,635   9,650     7.453   6.292    4.593   4.579   4.084    4.050   3.125
- End of period      $11.844 11.970  13.278  13.379  $11.444 11.497     9.650   7.453    6.292   4.593   4.579    4.084   4.050
Number of
  accumulation units
- End of period
  (000's omitted)     2,236  288,297  2,510  338,008  2,252  353,739  357,850 332,885  291,063 253,621 226,072  188,659 144,515
-------------------------------------------------------------------------------------------------------------------------------
International
  subaccount
Accumulation unit
  value
- Beginning of
  period             $2.042   2.057   1.765   1.773   1.560   1,562     1.488   1.368    1.271   1.243    .901     .990   1.000**
- End of period      $2.018   2.039   2.042   2.057   1.765   1.773     1.562   1.488    1.368   1.271   1.243     .901    .990**
Number of
  accumulation units
- End of period
  (000's omitted)     1,884  191,475  2,589  248,150  2,375  275,657  294,705 294,570  261,509 248,639 129,551   50,718  21,088
-------------------------------------------------------------------------------------------------------------------------------
Managed subaccount
Accumulation unit
  value
- Beginning of
  period             $5.568   5.610   5.236   5.260   4.707   4.714     3.913   3.515    2.747   2.827   2.558    2.492   2.065
- End of period      $5.418   5.476   5.568   5.610   5.236   5.260     4.714   3.913    3.515   2.747   2.827    2.558   2.492
Number of
  accumulation units
- End of period
  (000's omitted)     1,380  134,757  1,652  160,785  1,775  178,768  179,210 178,496  172,789 167,184 162,485  139,606 115,929
-------------------------------------------------------------------------------------------------------------------------------
Money Market
  subaccount
Accumulation unit
  value
- Beginning of
  period             $2.590   2.610   2.505   2.517   2.415   2.419     2.324   2.235    2.137   2.079   2.044    1.996   1.907
- End of period      $2.712   2.741   2.590   2.610   2.505   2.517     2.419   2.324    2.235   2.137   2.079    2.044   1.996
Number of
  accumulation units
- End of period
  (000's omitted)     1,035  51,400   1,837  66,404     644  46,571    36,107  40,057   35,136  37,106  39,763   46,993  77,812
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.163   1.164   1.000**  1.000**
- End of period      $1.103   1.108   1.163**  1.164**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)       819  11,611     141   3,093
-------------------------------------------------------------------------------------------------------------------------------
Social Awareness
  subaccount
Accumulation unit
  value
- Beginning of
  period             $6.664   6.714   5.848   5.875   4.942   4.950     3.638   2.843    2.005   2.021   1.796    1.750   1.285
- End of period      $6.029   6.093   6.664   6.714   5.848   5.875     4.950   3.638    2.843   2.005   2.021    1.796   1.750
Number of
  accumulation units
- End of period
  (000's omitted)     3,803  231,315  4,697  273,562  5,136  304,204  251,168 175,970  106,204  83,069  69,006   50,838  30,735
-------------------------------------------------------------------------------------------------------------------------------
Special
  Opportunities
  subaccount
Accumulation unit
  value
- Beginning of
  period             $8.185   8.248   8.681   8.721   8.236   8.249     6.505   5.618    4.303   4.392   3.740    3.519   2.481
- End of period      $9.375   9.475   8.185   8.248   8.681   8.721     8.249   6.505    5.618   4.303   4.392    3.740   3.519
Number of
  accumulation units
- End of period
  (000's omitted)       526  52,279     819  75,238     899  98,734   101,475  97,744   88,993  73,673  62,314   51,056  37,798
-------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.144   1.145   1.000**  1.000**
- End of period      $1.053   1.058   1.144**  1.145**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     2,642  60,902   1,475  21,393
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth
  subaccount
Accumulation unit
  value
- Beginning of
  period             $1.144   1.145   1.000**  1.000**
- End of period      $1.042   1.047   1.188**  1.189**  trading began in 1999.
Number of
  accumulation units
- End of period
  (000's omitted)     4,153  151,548  1,636  44,763
-------------------------------------------------------------------------------------------------------------------------------


 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Note: The DGPF Small Cap Value, Health Sciences and Utilities subaccounts were not effective December 31, 2000, and did not have historical accumulation unit information as of that date.

INVESTMENT RESULTS


The VAA advertises the annual performance of the SUBACCOUNTs for the funds on both a standardized and nonstandardized basis.


The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the FUND. It does not include surrender charges or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

THE MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE COMPANY


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. LINCOLN LIFE is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


FIXED SIDE OF THE CONTRACT


The portion of the contract value allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DOES NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


The portion of the contract value allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract. For FLEXIBLE PREMIUM Multi-Fund-Registered Trademark- 4 contracts, the minimum credited interest rate will be 3% in all years. For all other Multi-Fund-Registered Trademark- contracts, the minimum credited interest rate will be 4.5% in the first five contract years, 4.0% in contract years six through ten, and 3.5% in all contract years after ten. A PURCHASE PAYMENT allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED.

VARIABLE ANNUITY ACCOUNT (VAA)



On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.



The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the SUBACCOUNT.



INVESTMENTS OF THE VAA



You decide the SUBACCOUNT(S) to which you allocate a portion of your contract value. There is a separate SUBACCOUNT which corresponds to each fund. You may change your allocations without penalty or charges. Shares of the funds will be sold at net asset value with no sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.



INVESTMENT ADVISERS



The investment advisers of the funds are:



American Funds Insurance Series is managed by Capital Research and Management Company.



Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Lincoln Investment Advisers and sub-advised by Putnam Investment Management, LLC.



Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neugerber Berman, LLC.



Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Corp.



Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.



Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Lincoln Investment Advisers.



Lincoln National Capital Appreciation Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Janus Capital Corp.



Baron Capital Asset Fund is managed by BAMCO, Inc.



Delaware Group Premium Funds are managed by Delaware Management Company. The Global Bond Series is managed by Delaware International Advisers, Ltd.



Deutsche Asset Management VIT Funds are managed by Bankers Trust Company.



Lincoln National Equity Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Fidelity Management & Research Company (FMR).



Lincoln National Growth and Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Goldman Sachs Asset Management.



Lincoln National International Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Vantage Investment Advisers.



Fidelity Variable Insurance Product Fund and Fidelity Variable Insurance Product Fund II are managed by FMR.



Putnam Variable Trust is managed by Putnam Investment Management, LLC.



MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company.



Additional information regarding the investment advisers to each of the funds may be found in the Prospectuses for the funds enclosed in this booklet.



As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).



DESCRIPTION OF THE FUNDS



Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.



Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that Fund. There is more detailed information in the current Prospectuses for the funds, which are included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVES.



ON OR ABOUT MAY 22, 2001 THREE ADDITIONAL INVESTMENT OPTIONS (#28 THROUGH #30) WILL BE AVAILABLE UNDER THE CONTRACTS. SOME PLANS LIMIT THE FUNDS AVAILABLE UNDER THE PLAN. PLEASE CONTACT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION.


FUNDS




  1. AFIS GROWTH FUND -- The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  2. AFIS INTERNATIONAL FUND -- The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  3. AGGRESSIVE GROWTH FUND -- The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



  4. AMT MID-CAP GROWTH FUND -- The fund seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



  5. AMT PARTNERS FUND -- The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



  6. ASPEN WORLDWIDE GROWTH FUND -- The fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.



  7. AVP GROWTH SERIES FUND -- The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



  8. AVP TECHNOLOGY SERIES FUND -- The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements
      (i.e., companies that use technology extensively in the development of new or improved products or processes.



  9. BOND FUND -- The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.



  10. CAPITAL APPRECIATION FUND -- The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



  11. CAPITAL ASSET FUND -- The fund seeks to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



  12. DGPF GLOBAL BOND SERIES -- The funds seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The fund will invest in fixed income securities of issuers fromat least three different countries, one of which may be the United States.



  13. DGPF GROWTH & INCOME SERIES -- The fund seeks capital appreciation with current income as a secondary objective.



  14. DGPF REAL ESTATE (REIT) SERIES -- The fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.



  15. DGPF TREND SERIES -- The fund seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.



  16. EQUITY 500 INDEX FUND -- The fund seeks to match, as closely as possible,before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



  17. EQUITY-INCOME FUND -- The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



  18. GLOBAL ASSET ALLOCATION FUND -- The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



  19. GROWTH AND INCOME FUND -- The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.



  20. INTERNATIONAL FUND -- The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



  21. MANAGED FUND -- The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.



  22. MONEY MARKET FUND -- The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



  23. SMALL CAP INDEX FUND -- The fund seeks to match,as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



  24. SOCIAL AWARENESS FUND -- The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



  25. SPECIAL OPPORTUNITIES FUND -- The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



  26. VIP II CONTRAFUND FUND -- The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



  27. VIP GROWTH FUND -- The fund seeks to achieve long-term capital appreciation. The Portfolio normally purchases common stock.



  28. DGPF SMALL CAP VALUE SERIES -- The fund seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



  29. HEALTH SCIENCES FUND -- The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



  30. UTILITIES SERIES -- The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



FUND SHARES



We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS; surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.



When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various CONTRACTOWNERS participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.



Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected in changes in unit values.



ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS



WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE SERIES AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute series or funds only for certain classes of CONTRACTOWNERS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS.



Substitutions may be made with respect to existing investments or the investments of future PURCHASE PAYMENTS, or both. We may close SUBACCOUNTS to allocations of PURCHASE PAYMENTS or CONTRACT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.



Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.


CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

There are no front-end deductions for sales charges made from PURCHASE PAYMENTS. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE

There is no account charge for flexible premium Multi-
Fund-Registered Trademark- 3 and 4. Periodic premium
Multi-Fund-Registered Trademark- 1 contracts and flexible premium Multi-Fund-Registered Trademark- 2 contracts will deduct $25 from the contract value on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the CONTRACT VALUE upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; providing accounting, valuation, regulatory and reporting services.

SURRENDER CHARGES


There are charges associated with the surrender of a contract or the withdrawal of CONTRACT VALUE (or of PURCHASE PAYMENTS, for flexible contracts). The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a CONTRACT YEAR, up to 15% of CONTRACT VALUE (PURCHASE PAYMENTS for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.


A. PERIODIC PREMIUM DEFERRED CONTRACT
There will be a surrender charge for the first withdrawal each contract year in excess of 15% of contract value. Any subsequent withdrawals in the same contract year or upon surrender of contract will also incur a surrender charge.


                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
  Contract year                   1  2  3  4  5  6  7  8  9  10  11+
  Charge as a percent of
    Proceeds withdrawn            8% 8  8  8  8  4  4  4  4  4  0


In addition, as explained previously in this prospectus, an account charge of $25 will be incurred upon surrender of the contract.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled

[as defined in Section 22(e)(3) of the tax code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the ANNUITANT: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55.


B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT
For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:


                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
  Contract year                   1  2  3  4  5  6  7  8+
  Charge as a percent of
    proceeds withdrawn            7% 6% 5% 4% 3% 2% 1% 0%


Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, as defined in
Section 22(e)(3) of the tax code, surrender charges will also be waived.


C. FLEXIBLE PREMIUM DEFERRED CONTRACT
For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:


                                Completed CONTRACT YEARS
                                between date of PURCHASE
                                PAYMENTS and date of
                                surrender/withdrawal*
----------------------------------------------------------------------------------
Contract year                   0  1  2  3  4  5  6  7+
Charge as a percent of total
  PURCHASE PAYMENTS
  surrendered/withdrawn in a
  CONTRACT YEAR                 7% 6% 5% 4% 3% 2% 1% 0%


* The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS.

For the first withdrawal of PURCHASE PAYMENTS in each CONTRACT YEAR, up to 15% of PURCHASE PAYMENTS will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi-Fund-Registered Trademark- 2 flexible premium contracts.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, (as defined in Section 22(e)(3) of the tax code, surrender charges will also be waived.


The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts.

The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
(4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.


In certain circumstances a holder of an annuity contract issued by Lincoln Life may decide to surrender such a contract and purchase another (second) annuity contract issued by Lincoln Life. In that instance, the surrender charges (if any) applicable to the first annuity contract may be waived (depending on the type of second contract purchased) and the funds held in the first annuity contract will be transferred to the second annuity contract.



Replacing one annuity contract with another may not be advantageous. Please review and compare the contractual terms and conditions of any potential replacement annuity contract before purchasing.



DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS


We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.

Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made to our CONTRACTOWNERS will not be affected by annuitants receiving ANNUITY PAYOUTS that live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which, we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.


DEDUCTION FOR THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (EGMDB)


When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next VALUATION PERIOD. This charge will continue for all future CONTRACT YEARS unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the VALUATION PERIOD when the EGMDB is terminated. See "The contracts -- Death benefit before the annuity commencement date."


OTHER CHARGES AND DEDUCTIONS


There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the Prospectus for the funds respectively.


THE CONTRACTS

PURCHASE OF CONTRACTS


If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide if we can accept it based on our underwriting guidelines. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through, or as directed by, your sales representative or state regulator. See "Distribution of the contracts."


Once a completed application and all other information necessary for processing a purchase order are received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, the PURCHASE PAYMENT will be returned immediately (unless you have authorized us to keep it until the application is complete). Subject to regulatory approvals, we may in the future take up to 35 days to complete an application before returning an initial purchase payment. Current applicants will be notified if we implement this procedure. Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.

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WHO CAN INVEST

To apply for a contract, you must be of legal age in a state where the contract may be lawfully sold and also be eligible to participate in the type of contract for which you're applying.


For a periodic premium deferred contract, (MF1) the ANNUITANT cannot exceed age
74. A non-recurring lump sum payment to a periodic premium deferred contract can be made through the ANNUITANT'S 84th birthday.



For a flexible premium (MF2,3,4) deferred contract or a single premium deferred contract, the ANNUITANT cannot exceed age 84.


PURCHASE PAYMENTS


PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum PURCHASE PAYMENT for a Single premium deferred contract will not exceed: $1,000 for Roth IRA's, Traditional IRA's and SEP's; $3,000 for all others. The minimum initial PURCHASE PAYMENT for a flexible premium deferred contract (Multi-Fund-Registered Trademark- 2,3 & 4) will not exceed: $1,000 for Roth IRA's, Traditional IRA's and SEP's; $3,000 for all others (additional subsequent PURCHASE PAYMENT minimum not to exceed $100). For a periodic premium deferred contract (Multi-Fund-Registered Trademark- 1) the minimum amount of any scheduled PURCHASE PAYMENT will not exceed $25, and the scheduled PURCHASE PAYMENTS total minimum will not exceed $600 per year. PURCHASE PAYMENTS in any one CONTRACT YEAR which exceed twice the amount of PURCHASE PAYMENTS made in the first CONTRACT YEAR may be made only with our permission. PURCHASE PAYMENTS in total may not exceed $2 million without LINCOLN LIFE approval. If you stop making PURCHASE PAYMENTS, the contract will remain in force as a paid-up contract as long as the total CONTRACT VALUE is at least $600. Payments may be resumed at any time if your plan permits until the ANNUITY COMMENCEMENT DATE, the maturity date, the surrender of the contract, or payment of any DEATH BENEFIT, whichever comes first.


VALUATION DATE


ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (normally, 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.


ALLOCATION OF PURCHASE PAYMENTS


PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund, according to your instructions.



The minimum amount of any PURCHASE PAYMENT which can be put into any one SUBACCOUNT is $20 under MF1 periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at the home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.


VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:


    (1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus


    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) Dividing the result by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding ACCUMULATION UNIT values on any given day.

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
TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.

For single premium deferred contracts, periodic premium
Multi-Fund-Registered Trademark- 1 contracts and flexible premium Multi-Fund-Registered Trademark- 2 and 3 contracts, transfers between SUBACCOUNTS are restricted to once every 30 days. Transfers cannot be made during the first 30 days after the contract date for flexible premium Multi-Fund-Registered Trademark- 4 and no more than six transfers will be allowed in any Contract Year. We reserve the right to waive any of these restrictions. The minimum amount which may be transferred between SUBACCOUNTS is $500 or the entire amount in the SUBACCOUNT, if less than $500. If the transfer from a SUBACCOUNT would leave you with less than $100 for periodic premium Multi-Fund-Registered Trademark- 1, flexible premium Multi-
Fund-Registered Trademark- 2 and 3 contracts or $500 for flexible premium Multi-Fund-Registered Trademark- 4 contracts, we may transfer the total balance of the SUBACCOUNT. (We have the right to reduce these minimum amounts.)


A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign, the PARTICIPANT a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next VALUATION DATE. If the PARTICIPANT determines that a transfer was made in error, the PARTICIPANT must notify us within 30 days of the confirmation date.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.



Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before the end of the VALUATION DATE (normally 4:00 p.m. New York time).


For transfers from the Fixed Account of the Contract to the Variable Account, the sum of the percentages of fixed value transferred will be limited to 25% in any 12 month period. We reserve the right to waive any of these restrictions.


When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS.



There is no charge to you for a transfer. However, we reserve the right to impose a charge of $10 per transfer in the future for any transfers above the maximum transfers allowed in a CONTRACT YEAR.


TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE


You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.



ADDITIONAL SERVICES



There are three additional services available to you, dollar-cost averaging
(DCA), automatic withdrawal service (AWS), and cross-reinvestment/earnings sweep. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.



DOLLAR-COST AVERAGING allows you to transfer amounts from the DCA fixed account or certain variable SUBACCOUNTS into the variable SUBACCOUNTS on a monthly basis.



AUTOMATIC WITHDRAWAL SERVICE (AWS) provides for an automatic periodic withdrawal of your CONTRACT VALUE.



CROSS-REINVESTMENT/EARNINGS SWEEP service allows you to automatically transfer the account value in a designated variable SUBACCOUNT that exceeds a baseline amount to another specific variable SUBACCOUNT at specific intervals.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE


You may designate a BENEFICIARY during the life of the ANNUITANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.



The CONTRACT VALUE available upon death is the value of the contract at the end of the VALUATION PERIOD during which the death claim is approved for payment by LINCOLN LIFE. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the ANNUITANT; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.



FLEXIBLE PREMIUM DEFERRED CONTRACTS (MULTI-FUND-REGISTERED TRADEMARK- 2,3,4) AND SINGLE PREMIUM DEFERRED CONTRACTS



If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a DEATH BENEFIT equal to the CONTRACT VALUE will be paid to your designated BENEFICIARY.



Prior to the ANNUITY COMMENCEMENT DATE, an optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for ANNUITANTS up to age 75. Please check with your representative for availability to current CONTRACTOWNERS.



If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is in effect, the DEATH BENEFIT paid to your designated BENEFICIARY will be the greater of:



1. The CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE, or



2. The higher of:


    (a) the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;



    (b) the highest CONTRACT VALUE, at the end of the VALUATION PERIOD, on any contract anniversary date up to and including age 75 following election of the EGMDB;



increased by PURCHASE PAYMENTS and decreased by any withdrawals, annuitizations, and premium taxes incurred after the EGMDB effective date or the contract anniversary on which the highest CONTRACT VALUE occurred.



The EGMDB will take effect on the VALUATION DATE when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next VALUATION DATE. The owner may not reelect the EGMDB once it is discontinued. As of the ANNUITY COMMENCEMENT DATE the EGMDB will be discontinued and the charge for the EGMDB will stop. See "Charges and other deductions -- Deduction for the EGMDB."



PERIODIC PREMIUM DEFERRED CONTRACTS (MULTI-FUND-REGISTERED TRADEMARK- 1)



If the annuitant dies before the ANNUITY COMMENCEMENT DATE, LINCOLN LIFE will pay the BENEFICIARY a DEATH BENEFIT equal to the greater of the following amounts:



1. The net PURCHASE PAYMENTS, or



2. The value of the contract less any outstanding loan balance.



Net PURCHASE PAYMENTS will mean the sum of all PURCHASE PAYMENTS credited to the contract less any amounts paid when a withdrawal occurs and less any outstanding loan balance.



If your state has not approved this DEATH BENEFIT provision, the applicable DEATH BENEFIT will be equal to the CONTRACT VALUE.



Upon the death of the ANNUITANT Federal Tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.



If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of DEATH BENEFITS. This payment may be postponed as permitted by the Investment Company Act of 1940.



ANNUITY PAYOUTS will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS. DEATH BENEFITS are taxable. See Federal tax matters -- Taxation of DEATH BENEFITS.



Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place upon the death of a BENEFICIARY;



1. If any BENEFICIARY dies before the ANNUITANT, the CONTRACTOWNER may elect a new BENEFICIARY. If no new BENEFICIARY election is made, that BENEFICIARY'S interest will go to any other BENEFICIARIES named, according to their respective interest. There are no restrictions on the BENEFICIARY'S use of the proceeds; and/or



2. If no BENEFICIARY survives the ANNUITANT, the proceeds will be paid to the CONTRACTOWNER or to his/his estate, as applicable.



DEATH OF CONTRACTOWNER


If the CONTRACTOWNER of a nonqualified contract dies before the ANNUITY COMMENCEMENT DATE, then, in compliance with the tax code, the cash surrender value (CONTRACT VALUE less any applicable charges, fees, and taxes) of the contract will be paid as follows:

1. Upon the death of a NON-ANNUITANT CONTRACTOWNER, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the ANNUITANT named in the contract; and

2. Upon the death of a CONTRACTOWNER, who is also the ANNUITANT, the death will be treated as death of the ANNUITANT and the provisions of this contract regarding death of ANNUITANT will control. If the recipient of the proceeds is the surviving spouse of the CONTRACTOWNER, the contract may be continued in the name of that spouse as the new CONTRACTOWNER.

If you are a non-spouse beneficiary, the tax code requires that any distribution be paid within five years of the death of the CONTRACTOWNER unless the BENEFICIARY begins receiving, within one year of the CONTRACTOWNER's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the BENEFICIARY's life expectancy.


SURRENDERS AND WITHDRAWALS



Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the contract or a withdrawal of the CONTRACT VALUE upon your written request on an approved LINCOLN LIFE Financial Transaction Request Form for employer sponsored plans, i.e., 401(a), 403(b), and 457 markets; or upon your written request in the Non-Qualified, IRA, SEP, and SARSEP markets, subject to the rules below. A surrender/withdrawal after the annuity COMMENCEMENT DATE depends upon the annuity option selected. See "Annuity Payouts."



Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or
Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status,
Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the
(a) ANNUITANT attains age 59 1/2, (b) separates from service, (c) dies,
(d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).


The amount available upon surrender/withdrawal is the cash surrender value at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. The minimum amount which can be withdrawn is $100. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining CONTRACT VALUE.


There are charges associated with surrender of a contract or withdrawal of CONTRACT VALUE. See "Charges and other deductions."



The tax consequences of a surrender/withdrawal are discussed later in this booklet. See "Federal tax matters."



Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.


LINCOLN LIFE reserves the right to surrender this contract if any withdrawal reduces the total CONTRACT VALUE to a level at which this contract may be surrendered in accordance with applicable law for individual deferred annuities.

DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

REINVESTMENT PRIVILEGE


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

For the flexible premium deferred annuity Multi-Fund-Registered Trademark- 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each PURCHASE PAYMENT; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect. For flexible premium deferred annuity Multi-Fund-Registered Trademark- 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each PURCHASE PAYMENT; plus an annual continuing commission up to .40% of the value of the contract PURCHASE PAYMENTS invested for at least 15 months; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect.

For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total PURCHASE PAYMENTS received during the first CONTRACT YEAR and 5.25% on each PURCHASE PAYMENT in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP


As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



JOINT/CONTINGENT OWNERSHIP



Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only spouses may be a joint owner on Multi-Fund-Registered Trademark- 4, flexible premium deferred annuity contracts except where not permitted by law.



A contingent owner may exercise ownership rights in this contract only after the CONTRACTOWNER dies.


CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for ANNUITY PAYOUTS to start at the date and under the option specified in the plan.)

The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.


LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The guaranteed period is selected by the CONTRACTOWNER.


JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor. The guaranteed period is selected by the CONTRACTOWNER.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, minus (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.



Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.002 will be assessed on all variable ANNUITY PAYOUTS, including options that may be offered that do not have a life contingency and therefore no mortality risk.



VARIABLE ANNUITY PAYOUTS


Variable ANNUITY PAYOUTS will be determined using:

1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.


We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.



GENERAL INFORMATION



The ANNUITY COMMENCEMENT DATE is usually on or before the ANNUITANT'S 85th birthday; however you may change the ANNUITY COMMENCEMENT DATE, change the annuity option, or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.



Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.


FEDERAL TAX MATTERS

INTRODUCTION

The Federal income tax treatment of the CONTRACT is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion DOES NOT include all the Federal income tax rules that may affect you and your contract. This discussion also DOES NOT address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS

The Federal income tax law generally does not tax any increase in your CONTRACT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by an individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the CONTRACT VALUE over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract purchase payments. Although WE do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS ON INVESTMENT OPTIONS

Federal income tax law limits your right to choose particular options offered through the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate CONTRACT VALUES among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. WE do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. WE reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the PURCHASE PAYMENTS of the contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your PURCHASE PAYMENTS. In certain circumstances your PURCHASE PAYMENTS are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your PURCHASE PAYMENTS in the contract. WE will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the PURCHASE PAYMENT in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

WE may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE--

    - If the BENEFICIARY receives DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as ANNUITY PAYOUTS.

    - If the BENEFICIARY does not receive DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as a withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE--

    - If DEATH BENEFITS are received in accordance with the existing ANNUITY PAYOUT OPTION, they are excludible from income if they do not exceed the PURCHASE PAYMENTS not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the PURCHASE PAYMENTS not previously received are includible in income.

    - If DEATH BENEFITS are received in a lump sum, the tax law imposes tax on the amount of DEATH BENEFITS which exceeds the amount of PURCHASE PAYMENTS not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or ANNUITY PAYOUTS that:

    -  you receive on or after you reach age 59 1/2,

    -  you receive because you became disabled (as defined in the tax law),

    -  a beneficiary receives on or after your death, or

    - you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.

GIFTING A CONTRACT

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your CONTRACT VALUE to the extent it exceeds your PURCHASE PAYMENTS not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in your income.

CHARGES FOR A CONTRACT'S DEATH BENEFIT


Your periodic contract may have a non-chargeable Guaranteed Minimum Death Benefit (GMDB), or the flexible contract may have an Enhanced Guaranteed Minimum Death Benefit (EGMDB) for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.


LOSS OF INTEREST DEDUCTION


After June 8, 1997 if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the CONTRACT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


QUALIFIED RETIREMENT PLANS


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")

    -  Roth IRAs

    -  Simplified Employee Pensions ("SEPs")

    -  Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

    - Public school system and tax-exempt organization annuity plans ("403(b) plans)

    - Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

    -  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

    - Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

    - Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, E.G., the participant's compensation.

    - Under most qualified plans, E.G., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

    - Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include PURCHASE PAYMENTS that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for PURCHASE PAYMENTS. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding the tax ramifications.


FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, OR ANNUITY PAYOUT:

    -  received on or after the ANNUITANT reaches age 59 1/2,

    - received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),

    - received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or

    -  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS


In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.


The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that WE withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.


DEATH BENEFIT AND IRAS



Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Enhanced Guaranteed Minimum Death Benefit (EGMDB) from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of these under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.


FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of CONTRACTOWNERS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the CONTRACTOWNER has the right to cast will be determined by applying the CONTRACTOWNER'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish CONTRACTOWNERS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares.

DISTRIBUTION OF THE
CONTRACTS

We are the distributor and principal underwriter of the contracts. They will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers
(NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LEGAL PROCEEDINGS



LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



LINCOLN LIFE has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of LINCOLN LIFE.


STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR THE VAA

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Underwriters

ITEM
--------------------------------------------------
Calculation of investment results

Annuity payouts

Determination of accumulation and annuity unit value

Advertising and sales literature/graphics

Financial statements

 .........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C
(Multi-Fund-Registered Trademark-).

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated
May 1, 2001. You may obtain a copy of the VAA Prospectus on request and without charge. Please write the Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).


TABLE OF CONTENTS


                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                           B-2
----------------------------------------
SPECIAL TERMS                             B-2
----------------------------------------
SERVICES                                  B-2
----------------------------------------
PURCHASE OF SECURITIES BEING OFFERED      B-2
----------------------------------------
UNDERWRITERS                              B-2
----------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-2
----------------------------------------

                                          PAGE
----------------------------------------------
ANNUITY PAYOUTS                           B-6
----------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                        B-6
----------------------------------------
ADVERTISING AND SALES
LITERATURE                                B-7
----------------------------------------
ADDITIONAL SERVICES                       B-8
----------------------------------------
FINANCIAL STATEMENTS                      B-10
----------------------------------------


THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 2001.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the ACCOUNT, Lincoln National Pension Insurance Co., was merged into LINCOLN LIFE, effective January 1, 1989. LINCOLN LIFE, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. LINCOLN LIFE is owned by LNC, a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the variable annuity contracts.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or the surrender charges may be waived.


There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See "The Contracts".) No exchanges are permitted between the VAA and other separate accounts.


UNDERWRITERS

LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the variable annuity contracts through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

LINCOLN LIFE is the principal underwriter for the variable annuity contracts. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the variable annuity contracts.

CALCULATION OF INVESTMENT RESULTS

MONEY MARKET FUND SUBACCOUNTS:

At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week, is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


The 7-day Money Market yield reported is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1999); then dividing this figure by the account value at the beginning of the period; then annualizing. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities. The 7-day Money Market yield as of December 31, 2001 was 2.07% (with EGMDB).


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                         P(1+T) to the power of n = ERV

Where:  P = a hypothetical initial PURCHASE PAYMENT of $1,000
        T = average annual total return for the period in question
        N = number of years

        ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

        The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.


STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000 CONTRACTS WITH EGMDB



                                                         10-YEAR/
SUBACCOUNTS                              1-YEAR  5-YEAR  SINCE INCEPTION  COMMENCED
---------------------------------------------------------------------------------------
AFIS Growth                               -8.63%*    N/A         N/A           05/22/00
---------------------------------------
AFIS International                       -20.94*    N/A          N/A           05/22/00
---------------------------------------
Aggressive Growth                        -11.68   10.93%       10.06%*         01/03/94
---------------------------------------
AMT Mid-Cap Growth                       -16.01   13.00*         N/A           01/29/99
---------------------------------------
AMT Partners                              -8.60   -2.58*         N/A           01/29/99
---------------------------------------
Aspen Worldwide Growth                   -23.46    8.53*         N/A           01/29/99
---------------------------------------
AVP Growth                               -17.06*    N/A          N/A           05/22/00
---------------------------------------
AVP Technology                           -29.40*    N/A          N/A           05/22/00
---------------------------------------
Bond                                       0.65    3.34         6.41           12/21/81
---------------------------------------
Capital Appreciation                     -23.63   17.62        16.31*          01/03/94
---------------------------------------
Capital Asset                            -11.64    8.27*         N/A           01/29/99
---------------------------------------
DGPF Global Bond                          -8.46    0.45*         N/A           05/01/96
---------------------------------------
DGPF Growth & Income                       1.05    9.75*         N/A           05/01/96
---------------------------------------
DGPF Real Estate (REIT)                    7.55*    N/A          N/A           05/22/00
---------------------------------------
DGPF Trend                               -15.50   15.10*         N/A           05/01/96
---------------------------------------
Equity 500 Index                         -17.62   -3.07*         N/A           01/29/99
---------------------------------------
Equity-Income                              0.41   13.40        14.32*          01/03/94
---------------------------------------
Global Asset Allocation                  -14.17    8.13         9.99*          08/03/87
---------------------------------------
Growth and Income                        -17.98   12.41        13.96           12/21/81
---------------------------------------
International                             -9.13    7.06         6.81*          05/01/91
---------------------------------------
Managed                                  -10.51    8.00         9.85           04/29/83
---------------------------------------
Money Market                              -3.72    2.96         3.32           01/07/82
---------------------------------------
Small Cap Index                          -12.75    1.31*         N/A           01/29/99
---------------------------------------
Social Awareness                         -16.80   15.12        16.42           05/02/88
---------------------------------------
Special Opportunities                      5.33    9.73        13.93           12/21/81
---------------------------------------
VIP II Contrafund                        -15.33   -2.34*         N/A           08/27/99
---------------------------------------
VIP Growth                               -19.28   -3.11*         N/A           08/27/99
---------------------------------------
DGPF SmallCap Value                         N/A     N/A          N/A                 **
---------------------------------------
Health Sciences                             N/A     N/A          N/A                 **
---------------------------------------
Utilities                                   N/A     N/A          N/A                 **
---------------------------------------


 * The lifetime of the SUBACCOUNT is less than the complete time period indicated.


** The anticipated SUBACCOUNT commencement date is 05/21/01.


The above table reflects the cost of the Enhanced Guaranteed Minimum Death Benefit rider. If CONTRACTOWNERS had chosen to eliminate the Enhanced Minimum Death Benefit their returns would have been higher.

NONSTANDARDIZED INVESTMENT RESULTS
The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a SUBACCOUNT at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NONSTANDARDIZED PERFORMANCE DATA AS OF DECEMBER 31, 2000 CONTRACTS WITH EGMDB



                                                                                                AS IF
SUBACCOUNTS                              YTD     1-YEAR  3-YEAR  5-YEAR  10-YEAR  SINCE INCEPT  COMMENCED
------------------------------------------------------------------------------------------------------------
AFIS Growth                                3.12%   3.12% 28.80%  25.04%   20.60%     17.17%         02/08/84
---------------------------------------
AFIS International                       -23.07  -23.07  16.84   14.67    12.12      10.73          05/01/90
---------------------------------------
Aggressive Growth                         -3.95   -3.95   7.73   11.89      N/A      10.77          02/03/94
---------------------------------------
AMT Mid-Cap Growth                        -8.66   -8.66  24.02*    N/A      N/A      28.94          11/03/97
---------------------------------------
AMT Partners                              -0.60   -0.60   2.71   12.41      N/A      13.35          03/22/94
---------------------------------------
Aspen Worldwide Growth                   -16.76  -16.76  19.80   21.43      N/A      20.69          09/13/93
---------------------------------------
AVP Growth                               -18.81  -18.81  10.86   17.15      N/A      19.57          09/15/94
---------------------------------------
AVP Technology                           -22.69  -22.69  29.23     N/A      N/A      19.86          01/11/96
---------------------------------------
Bond                                       9.45    9.45   4.16    4.24     6.48       8.82          12/28/81
---------------------------------------
Capital Appreciation                     -16.94  -16.94  17.54   18.64      N/A      17.06          02/03/94
---------------------------------------
Capital Asset                             -3.91   -3.91  26.70*    N/A      N/A      26.70          10/01/98
---------------------------------------
DGPF Global Bond                          -0.45   -0.45   0.27     N/A      N/A       2.31          05/01/96
---------------------------------------
DGPF Growth & Income                       9.89    9.89   4.97   12.31    13.34      10.28          07/28/88
---------------------------------------
DGPF Real Estate (REIT)                   29.63   29.63    N/A     N/A      N/A       4.49          05/01/98
---------------------------------------
DGPF Trend                                -8.11   -8.11  21.00   18.41      N/A      18.09          12/27/93
---------------------------------------
Equity 500 Index                         -10.41  -10.41  10.62     N/A      N/A      10.30          10/01/97
---------------------------------------
Equity-Income                              9.19    9.19   8.42   14.39      N/A      15.06          02/03/94
---------------------------------------
Global Asset Allocation                   -6.66   -6.66   4.74    9.07    10.06       8.61          08/03/87
---------------------------------------
Growth and Income                        -10.80  -10.80   7.12   13.38    14.03      13.60          12/28/81
---------------------------------------
International                             -1.18   -1.18   8.96    7.99      N/A       7.32          05/01/91
---------------------------------------
Managed                                   -2.68   -2.68   4.81    8.94     9.91       9.76          04/27/83
---------------------------------------
Money Market                               4.70    4.70   3.94    3.85     3.39       5.14          01/07/82
---------------------------------------
Small Cap Index                           -5.12   -5.12   2.80     N/A      N/A       3.81          08/25/97
---------------------------------------
Social Awareness                          -9.52   -9.52   6.85   16.12    16.49      14.99          05/02/88
---------------------------------------
Special Opportunities                     14.53   14.53   4.41   10.69    13.99      12.21          12/28/81
---------------------------------------
VIP II Contrafund                         -7.92   -7.92  12.67   15.96      N/A      19.37        01/03/95
---------------------------------------
VIP Growth                               -12.22  -12.22  17.34   17.34    18.21      14.65          10/09/86
---------------------------------------
DGPF SmallCap Value                       16.55   16.55   0.84   10.16      N/A      10.46          12/27/93
---------------------------------------
Health Sciences                           37.06   37.06    N/A     N/A      N/A      13.71          04/06/98
---------------------------------------
Utilities                                  5.68    5.68  16.71   19.31      N/A      21.41          01/03/95
---------------------------------------



Performance quotations with a base period of two years or longer may also be advertised on an annualized basis.



The above table reflects the cost of the Enhanced Guaranteed Minimum Death Benefit (EGMDB) rider.



If CONTRACTOWNERS had chosen to eliminate the Enhanced Guaranteed Minimum Death Benefit (EGMDB) their returns would have been higher.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable annuity payouts will be determined on the basis of: (1) the value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible fund(s) selected. In order to determine the amount of variable annuity payouts, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the CONTRACT valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the CONTRACT. The first variable ANNUITY PAYOUT will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This date will become the date on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables (modified) for the single premium, periodic premium and flexible premium
Multi-Fund-Registered Trademark- 2 and 3 ANNUITY CONTRACTS and the 1983(a) Individual Mortality Table (modified) for flexible premium annuity contract Multi-Fund-Registered Trademark- 4 modified, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of CONTRACT VALUE under the CONTRACT. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, annuity payouts will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITS for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent annuity payouts is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was set initially at $1.00. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

a. The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

b.  A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those funds and series.

ADVERTISING AND SALES LITERATURE


In marketing the VARIABLE ANNUITY CONTRACTS, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are: Fitch, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, and their investment management.


A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.


FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE Index is prepared by MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and VARIABLE ANNUITY CONTRACTS.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- Broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

STANDARD & POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

NASDAQ-OTC Price Index -- This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

INTERNET -- As an electronic communications network may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.

In its advertisements and other sales literature for the VAA and the eligible funds, LINCOLN LIFE intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the variable account over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.


ANNUITY PAYOUT ILLUSTRATIONS. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a sub-account of the VAA.



ADDITIONAL SERVICES



DOLLAR COST AVERAGING (DCA) You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $10,000 over any period between 12 and 36 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date;
(2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.



AUTOMATIC WITHDRAWAL SERVICE (AWS) AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $5,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions -- Surrender charge.



CROSS REINVESTMENT/EARNINGS SWEEP PROGRAM Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to Lincoln Life or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.



The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.



LINCOLN FINANCIAL GROUP. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the funds and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 15,000 organizations and more than 1.5 million individual clients.


LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1999, LINCOLN LIFE had statutory admitted assets of over $76 billion.


Sales literature may reference the Multi-Fund-Registered Trademark- newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund-Registered Trademark- annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          CONVENTIONAL    NONQUALIFIED     TAX DEFERRED
            SAVINGS     ANNUITY CONTRACTS    ANNUITY
                        WITH TAX DEFERRED   RETIREMENT
                             GROWTH          PROGRAM
10 YEARS       $16,049            $18,013       $25,017
15 YEARS       $28,143            $33,761       $46,890
20 YEARS       $44,145            $56,900       $79,028
10 YEARS                          $16,193       $17,012
15 YEARS                          $29,340       $33,761
20 YEARS                          $47,688       $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including SURRENDER CHARGES). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less).

TAX BENEFITS TODAY

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your income after savings and taxes, as compared to saving the same amount in a plan that is not tax-deferred.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                           TRADITIONAL    SAVINGS OF
                           SAVINGS PLAN   PRE-TAX DOLLARS
---------------------------------------------------------
Your income                  $50,000          $50,000
Tax-deferred savings             -0-            2,400
Taxable income                50,000           47,600
*Estimated federal income
  taxes                       10,481            9,809
Income after taxes            39,519           37,791
After-tax savings              2,400              -0-
Remaining income after
  savings and taxes           37,119           37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.

SAI OTHER INFORMATION



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.


FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 2000

                                                          AFIS          AFIS           AMERICAN       AVPSF
                                                          GROWTH        INTERNATIONAL  CENTURY VP     TECHNOLOGY
                                                          CLASS 2       CLASS 2        INTERNATIONAL  CLASS B
                                         COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $10,942,827,981  $         --  $         --   $        --    $         --
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                   1,281,219,200   189,342,369    20,860,387       139,562      54,591,427
---------------------------------------  ---------------  ------------  ------------   -------------  ------------
---------------------------------------
TOTAL ASSETS                              12,224,047,181   189,342,369    20,860,387       139,562      54,591,427
 - Liability - Payable to The Lincoln
   National Life Insurance Company             1,023,837        15,875         1,732             6           4,695
---------------------------------------  ---------------  ------------  ------------   -------------  ------------
---------------------------------------
NET ASSETS                               $12,223,023,344  $189,326,494  $ 20,858,655   $   139,556    $ 54,586,732
                                         ===============  ============  ============   =============  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                          100.00%         1.55%         0.17%         0.01%           0.45%
                                         ===============  ============  ============   =============  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period                           184,154,139    23,268,182            --      69,406,745
  - Annuity reserves units                                   1,128,424       202,823            --         179,939
  - Unit value                                            $      0.995  $      0.861   $        --    $      0.769
                                                          ------------  ------------   -------------  ------------
  - Value in accumulation period                           183,285,850    20,038,511            --      53,381,302
  - Annuity reserves                                         1,123,104       174,671            --         138,392
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period                             4,949,850       750,887            --       1,389,921
  - Unit value                                            $      0.993  $      0.860   $        --    $      0.768
                                                          ------------  ------------   -------------  ------------
  - Value in accumulation period                             4,917,540       645,473            --       1,067,038
eAnnuity-TM-
  - Units in accumulation period                                    --            --       108,766              --
  - Annuity reserves units                                          --            --            --              --
  - Unit value                                            $         --  $         --   $     1.283    $         --
                                                          ------------  ------------   -------------  ------------
  - Value in accumulation period                                    --            --       139,556              --
  - Annuity reserves                                                --            --            --              --
                                                          ------------  ------------   -------------  ------------
---------------------------------------
NET ASSETS                                                $189,326,494  $ 20,858,655   $   139,556    $ 54,586,732
                                                          ============  ============   =============  ============
---------------------------------------

                                         JANUS ASPEN   LN                          LN               LN
                                         WORLDWIDE     AGGRESSIVE    LN            CAPITAL          EQITY-
                                         GROWTH        GROWTH        BOND          APPRECIATION     INCOME
                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $         --  $502,348,486  $276,436,090  $ 1,610,069,682  $830,552,847
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                  428,326,204            --            --               --            --
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
TOTAL ASSETS                              428,326,204   502,348,486   276,436,090    1,610,069,682   830,552,847
 - Liability - Payable to The Lincoln
   National Life Insurance Company             35,448        42,533        22,803          136,088        69,148
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $428,290,756  $502,305,953  $276,413,287  $ 1,609,933,594  $830,483,699
                                         ============  ============  ============  ===============  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                         3.50%         4.11%         2.26%           13.17%         6.79%
                                         ============  ============  ============  ===============  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period          349,677,486   233,175,048    51,363,134      510,682,818   294,144,130
  - Annuity reserves units                    951,303       404,075       105,843        1,829,965     1,164,785
  - Unit value                           $      1.199  $      2.128  $      5.282  $         3.087  $      2.764
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period          419,176,139   496,307,950   271,319,552    1,576,650,546   813,070,389
  - Annuity reserves                        1,140,375       860,064       559,101        5,649,722     3,219,688
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period            6,256,602     2,439,570       866,221        8,960,152     5,124,817
  - Unit value                           $      1.194  $      2.106  $      5.227  $         3.055  $      2.735
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period            7,470,247     5,137,939     4,527,644       27,373,006    14,017,090
eAnnuity-TM-
  - Units in accumulation period              317,536            --         1,307           78,495        57,173
  - Annuity reserves units                     73,196            --            --            4,928         6,010
  - Unit value                           $      1.290  $         --  $      5.347  $         3.120  $      2.794
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period              409,581            --         6,990          244,942       159,740
  - Annuity reserves                           94,414            --            --           15,378        16,792
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $428,290,756  $502,305,953  $276,413,287  $ 1,609,933,594  $830,483,699
                                         ============  ============  ============  ===============  ============
---------------------------------------

See accompanying notes.

                                         AVPSF                          DEUTSCHE         DEUTSCHE
                                         GROWTH        BARON            EQUITY 500       SMALL CAP        DGPF
                                         CLASS B       CAPITAL ASSET    INDEX            INDEX            TREND
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $         --  $            --  $            --  $            --  $   516,351,950
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                    5,398,327       23,090,242      102,374,986       14,090,442               --
---------------------------------------  ------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                5,398,327       23,090,242      102,374,986       14,090,442      516,351,950
 - Liability - Payable to The Lincoln
   National Life Insurance Company                447            1,951            8,553            1,200           44,256
---------------------------------------  ------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $  5,397,880  $    23,088,291  $   102,366,433  $    14,089,242  $   516,307,694
                                         ============  ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                         0.04%            0.19%            0.84%            0.12%            4.22%
                                         ============  ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period            5,810,068       18,359,205      100,922,041       11,525,649      236,656,424
  - Annuity reserves units                     36,879               --          744,211           85,109          436,999
  - Unit value                           $      0.903  $         1.163  $         0.979  $         1.108  $         2.129
                                         ------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period            5,249,166       21,346,969       98,780,272       12,767,329      503,843,559
  - Annuity reserves                           33,318               --          728,417           94,278          930,374
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period              127,958        1,448,876        2,776,687          819,108        5,356,604
  - Unit value                           $      0.902  $         1.158  $         0.975  $         1.103  $         2.107
                                         ------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period              115,396        1,677,876        2,707,032          903,685       11,285,640
eAnnuity-TM-
  - Units in accumulation period                   --           49,338           37,472          155,791          113,415
  - Annuity reserves units                         --               --          107,481          130,959            2,327
  - Unit value                           $         --  $         1.286  $         1.040  $         1.130  $         2.144
                                         ------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                   --           63,446           38,961          176,001          243,132
  - Annuity reserves                               --               --          111,751          147,949            4,989
                                         ------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $  5,397,880  $    23,088,291  $   102,366,433  $    14,089,242  $   516,307,694
                                         ============  ===============  ===============  ===============  ===============
---------------------------------------

                                         DGPF             DGPF                              FIDELITY VIP     FIDELITY VIP II
                                         GROWTH           GLOBAL           DGPF             GROWTH           CONTRAFUND
                                         AND INCOME       BOND             REIT             SERVICE CLASS    SERVICE CLASS
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $    91,442,987  $    11,659,801  $    29,880,200  $            --  $            --
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                              --               --               --      162,952,359       67,208,768
---------------------------------------  ---------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                  91,442,987       11,659,801       29,880,200      162,952,359       67,208,768
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 7,651              958            2,467           13,724            5,654
---------------------------------------  ---------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $    91,435,336  $    11,658,843  $    29,877,733  $   162,938,635  $    67,203,114
                                         ===============  ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                            0.75%            0.10%            0.24%            1.33%            0.55%
                                         ===============  ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period              50,851,938        9,959,467       25,198,769      150,874,224       60,708,211
  - Annuity reserves units                       531,833          103,631           39,690          673,442          193,788
  - Unit value                           $         1.705  $         1.128  $         1.171  $         1.047  $         1.058
                                         ---------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period              86,706,165       11,237,344       29,519,239      157,904,618       64,214,327
  - Annuity reserves                             906,814          116,928           46,495          704,823          204,980
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period               2,257,802          270,767          266,822        4,152,939        2,642,459
  - Unit value                           $         1.687  $         1.116  $         1.169  $         1.042  $         1.053
                                         ---------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period               3,809,238          302,295          311,999        4,329,194        2,783,807
eAnnuity-TM-
  - Units in accumulation period                   7,615            1,995               --               --               --
  - Annuity reserves units                            --               --               --               --               --
  - Unit value                           $         1.723  $         1.141  $            --  $            --  $            --
                                         ---------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                  13,119            2,276               --               --               --
  - Annuity reserves                                  --               --               --               --               --
                                         ---------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $    91,435,336  $    11,658,843  $    29,877,733  $   162,938,635  $    67,203,114
                                         ===============  ===============  ===============  ===============  ===============
---------------------------------------

                                         LN            LN                                            LN            LN
                                         GLOBAL ASSET  GROWTH AND       LN             LN            MONEY         SOCIAL
                                         ALLOCATION    INCOME           INTERNATIONAL  MANAGED       MARKET        AWARENESS
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $379,472,233  $ 3,477,789,450  $394,284,773   $745,522,618  $144,091,880  $ 1,432,600,017
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                           --               --            --             --            --               --
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
TOTAL ASSETS                              379,472,233    3,477,789,450   394,284,773    745,522,618   144,091,880    1,432,600,017
 - Liability - Payable to The Lincoln
   National Life Insurance Company             31,421          291,043        32,655         62,009        11,892          120,037
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $379,440,812  $ 3,477,498,407  $394,252,118   $745,460,609  $144,079,988  $ 1,432,479,980
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                         3.10%           28.45%         3.23%          6.10%         1.18%           11.72%
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period          118,277,702      284,457,143   191,132,203    134,226,978    51,218,431      230,568,604
  - Annuity reserves units                    657,073        3,840,017       342,936        530,238       181,995          746,871
  - Unit value                           $      3.154  $        11.970  $      2.039   $      5.476  $      2.741  $         6.093
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period          373,037,546    3,404,973,611   389,702,566    735,039,952   140,386,886    1,404,937,450
  - Annuity reserves                        2,072,352       45,965,299       699,218      2,903,634       498,837        4,550,953
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period            1,387,776        2,236,085     1,884,345      1,379,569     1,035,373        3,803,334
  - Unit value                           $      3.121  $        11.844  $      2.018   $      5.418  $      2.712  $         6.029
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period            4,330,914       26,483,857     3,801,731      7,475,127     2,807,922       22,931,061
eAnnuity-TM-
  - Units in accumulation period                   --            4,419         6,431          5,442       139,463            9,225
  - Annuity reserves units                         --            1,836        17,153          2,128            --              600
  - Unit value                           $         --  $        12.093  $      2.061   $      5.535  $      2.770  $         6.160
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period                   --           53,443        13,254         30,121       386,343           56,821
  - Annuity reserves                               --           22,197        35,349         11,775            --            3,695
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $379,440,812  $ 3,477,498,407  $394,252,118   $745,460,609  $144,079,988  $ 1,432,479,980
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------

                                         LN                         NB AMT
                                         SPECIAL        NB AMT      MID-CAP
                                         OPPORTUNITIES  PARTNERS    GROWTH
                                         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $8,947,700,301)                 $500,324,967   $       --  $         --
 - Investments at Market - Unaffiliated
   (Cost $1,510,439,476)                           --    9,359,855   203,484,272
---------------------------------------  ------------   ----------  ------------
---------------------------------------
TOTAL ASSETS                              500,324,967    9,359,855   203,484,272
 - Liability - Payable to The Lincoln
   National Life Insurance Company             41,514          776        17,301
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $500,283,453   $9,359,079  $203,466,971
                                         ============   ==========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                         4.09%        0.08%         1.66%
                                         ============   ==========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark-
   without GMDB Rider
  - Units in accumulation period           52,172,621    9,052,627   148,898,533
  - Annuity reserves units                    106,611       58,107       312,694
  - Unit value                           $      9.475   $    1.008  $      1.341
                                         ------------   ----------  ------------
  - Value in accumulation period          494,314,356    9,128,877   199,716,981
  - Annuity reserves                        1,010,094       58,596       419,415
Multi-Fund-Registered Trademark- with
   GMDB Rider
  - Units in accumulation period              525,727      163,754     2,408,492
  - Unit value                           $      9.375   $    1.004  $      1.336
                                         ------------   ----------  ------------
  - Value in accumulation period            4,928,685      164,468     3,217,667
eAnnuity-TM-
  - Units in accumulation period                3,166        6,799        74,882
  - Annuity reserves units                         --           --         6,033
  - Unit value                           $      9.576   $    1.050  $      1.395
                                         ------------   ----------  ------------
  - Value in accumulation period               30,318        7,138       104,490
  - Annuity reserves                               --           --         8,418
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $500,283,453   $9,359,079  $203,466,971
                                         ============   ==========  ============
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                  AFIS            AFIS            AMERICAN       AVPSF
                                                  GROWTH          INTERNATIONAL   CENTURY VP     TECHNOLOGY
                                                  CLASS 2         CLASS 2         INTERNATIONAL  CLASS B
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    139,159,984  $           --  $       3,958     $    522     $         --
 - Dividends from net realized
   gains on investments            1,004,935,777              --             --        7,809          229,183
 - Mortality and expense
   guarantees:
    Multifund-Registered
       Trademark- without GMDB
       Rider                        (130,736,409)       (620,352)       (74,123)          --         (269,575)
    Multifund-Registered
       Trademark- with GMDB
       Rider                          (2,336,210)        (21,462)        (2,802)          --           (6,523)
    eAnnuity-TM-                         (22,298)             --             --       (1,314)              --
                                ----------------  --------------  --------------    --------     ------------
NET INVESTMENT INCOME (LOSS)       1,011,000,844        (641,814)       (72,967)       7,017          (46,915)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       543,427,549         (55,314)    (1,131,028)     158,138         (393,017)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (2,703,154,537)    (18,213,688)    (2,509,012)      (3,602)     (24,712,830)
------------------------------  ----------------  --------------  --------------    --------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS     (2,159,726,988)    (18,269,002)    (3,640,040)     154,536      (25,105,847)
------------------------------  ----------------  --------------  --------------    --------     ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $ (1,148,726,144) $  (18,910,816) $  (3,713,007)    $161,553     $(25,152,762)
------------------------------  ================  ==============  ==============    ========     ============

                                         JANUS ASPEN       LN                              LN              LN
                                         WORLDWIDE         AGGRESSIVE      LN              CAPITAL         EQUITY-
                                         GROWTH            GROWTH          BOND            APPRECIATION    INCOME
                                         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $      9,819,734  $           --  $   16,273,643  $           --  $    5,906,324
 - Dividends from net realized gains on
   investments                                 32,144,095      24,538,964              --      88,158,803     225,126,013
 - Mortality and expense guarantees:
    Multifund-Registered Trademark-
       without GMDB Rider                      (4,478,070)     (5,064,341)     (2,631,822)    (19,354,428)     (7,973,658)
    Multifund-Registered Trademark-
       with GMDB Rider                           (103,242)        (66,816)        (55,531)       (457,404)       (169,614)
    eAnnuity-TM-                                   (4,342)           (140)            (58)         (1,479)           (497)
                                         ----------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                   37,378,175      19,407,667      13,586,232      68,345,492     222,888,568
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                                 (1,949,207)      3,986,137      (2,700,024)     44,143,213      45,698,592
 - Net change in unrealized
   appreciation or depreciation on
   investments                               (133,691,826)    (60,738,302)     13,691,896    (441,367,735)   (200,999,956)
---------------------------------------  ----------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                            (135,641,033)    (56,752,165)     10,991,872    (397,224,522)   (155,301,364)
---------------------------------------  ----------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $    (98,262,858) $  (37,344,498) $   24,578,104  $ (328,879,030) $   67,587,204
---------------------------------------  ================  ==============  ==============  ==============  ==============

See accompanying notes.

                                AVPSF                      DEUTSCHE      DEUTSCHE                      DGPF          DGPF
                                GROWTH      BARON          EQUITY 500    SMALL CAP     DGPF            GROWTH        GLOBAL
                                CLASS B     CAPITAL ASSET  INDEX         INDEX         TREND           AND INCOME    BOND
                                SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $     215   $         --   $     59,438  $         --  $           --  $  1,494,931  $ 107,906
 - Dividends from net realized
   gains on investments            52,730         54,020             --        73,018      29,211,417     8,082,360         --
 - Mortality and expense
   guarantees:
    Multifund-Registered
       Trademark- without GMDB
       Rider                      (20,665)      (203,571)      (917,528)     (107,155)     (5,326,896)     (832,680)  (115,942)
    Multifund-Registered
       Trademark- with GMDB
       Rider                         (463)       (16,526)       (31,724)       (6,958)       (147,132)      (51,148)    (4,741)
    eAnnuity-TM-                       --           (243)          (955)       (2,518)         (2,010)          (43)       (11)
                                ----------  -------------  ------------  ------------  --------------  ------------  ----------
NET INVESTMENT INCOME (LOSS)       31,817       (166,320)      (890,769)      (43,613)     23,735,379     8,693,420    (12,788)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                    (41,111)       213,879        241,714       (87,012)      4,634,016    (5,397,930)  (469,955)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (914,251)      (783,013)    (9,083,472)   (1,169,080)   (103,330,744)    3,050,486    367,910
------------------------------  ----------  -------------  ------------  ------------  --------------  ------------  ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (955,362)      (569,134)    (8,841,758)   (1,256,092)    (98,696,728)   (2,347,444)  (102,045)
------------------------------  ----------  -------------  ------------  ------------  --------------  ------------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $(923,545)  $   (735,454)  $ (9,732,527) $ (1,299,705) $  (74,961,349) $  6,345,976  $(114,833)
------------------------------  ==========  =============  ============  ============  ==============  ============  ==========

                                            DGPF        FIDELITY VIP   FIDELITY VIP II
                                DGPF        SMALL CAP   GROWTH         CONTRAFUND
                                REIT        VALUE       SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $       --   $     25   $     86,601   $       131,755
 - Dividends from net realized
   gains on investments                 --         31     10,340,171         4,782,690
 - Mortality and expense
   guarantees:
    Multifund-Registered
       Trademark- without GMDB
       Rider                       (70,315)        --     (1,472,108)         (560,004)
    Multifund-Registered
       Trademark- with GMDB
       Rider                        (1,148)        --        (51,300)          (31,994)
    eAnnuity-TM-                        --        (11)            --                --
                                ----------   --------   ------------   ---------------
NET INVESTMENT INCOME (LOSS)       (71,463)        45      8,903,364         4,322,447
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                      57,795       (152)      (203,451)          (60,890)
 - Net change in unrealized
   appreciation or
   depreciation on investments   1,947,563         61    (33,506,981)       (9,187,477)
------------------------------  ----------   --------   ------------   ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    2,005,358        (91)   (33,710,432)       (9,248,367)
------------------------------  ----------   --------   ------------   ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $1,933,895   $    (46)  $(24,807,068)  $    (4,925,920)
------------------------------  ==========   ========   ============   ===============

                                         LN            LN                                             LN            LN
                                         GLOBAL ASSET  GROWTH AND      LN             LN              MONEY         SOCIAL
                                         ALLOCATION    INCOME          INTERNATIONAL  MANAGED         MARKET        AWARENESS
                                         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $         --  $   39,544,861  $  8,113,075   $   28,429,553  $  8,853,586  $   10,847,064
 - Dividends from net realized gains on
   investments                             29,897,089     266,850,268    10,489,217       47,065,434            --     132,465,649
 - Mortality and expense guarantees:
    Multifund-Registered Trademark-
       without GMDB Rider                  (4,178,906)    (39,917,808)   (4,195,210)      (8,050,942)   (1,471,026)    (16,258,181)
    Multifund-Registered Trademark-
       with GMDB Rider                        (62,868)       (398,840)      (54,177)        (106,890)      (37,815)       (348,993)
    eAnnuity-TM-                                 (159)           (476)       (1,134)            (296)       (5,755)           (338)
                                         ------------  --------------  ------------   --------------  ------------  --------------
NET INVESTMENT INCOME (LOSS)               25,655,156     266,078,005    14,351,771       67,336,859     7,338,990     126,705,201
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                             15,073,820     303,796,068     2,558,320       30,777,160            --     114,816,281
 - Net change in unrealized
   appreciation or depreciation on
   investments                            (68,945,612)   (997,479,819)  (26,427,001)    (117,513,857)           --    (393,550,391)
---------------------------------------  ------------  --------------  ------------   --------------  ------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                         (53,871,792)   (693,683,751)  (23,868,681)     (86,736,697)           --    (278,734,110)
---------------------------------------  ------------  --------------  ------------   --------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $(28,216,636) $ (427,605,746) $ (9,516,910)  $  (19,399,838) $  7,338,990  $ (152,028,909)
---------------------------------------  ============  ==============  ============   ==============  ============  ==============

                                         LN                           NB AMT
                                         SPECIAL        NB AMT        MID-CAP
                                         OPPORTUNITIES  PARTNERS      GROWTH
                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $  9,410,039   $    39,061   $     37,693
 - Dividends from net realized gains on
   investments                             94,536,107       830,698             11
 - Mortality and expense guarantees:
    Multifund-Registered Trademark-
       without GMDB Rider                  (4,807,559)      (77,841)    (1,685,703)
    Multifund-Registered Trademark-
       with GMDB Rider                        (65,793)       (2,649)       (31,657)
    eAnnuity-TM-                                  (42)          (28)          (449)
                                         ------------   ------------  ------------
NET INVESTMENT INCOME (LOSS)               99,072,752       789,241     (1,680,105)
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                             (8,480,056)     (479,071)    (1,279,366)
 - Net change in unrealized
   appreciation or depreciation on
   investments                            (33,928,342)     (305,506)   (43,849,956)
---------------------------------------  ------------   ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                         (42,408,398)     (784,577)   (45,129,322)
---------------------------------------  ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $ 56,664,354   $     4,664   $(46,809,427)
---------------------------------------  ============   ============  ============

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                                 AFIS
                                                 GROWTH
                                                 CLASS 2
                                COMBINED         SUBACCOUNT
-----------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $11,535,808,669  $             --
Changes From Operations:
  - Net investment income
   (loss)                           586,734,011                --
  - Net realized gain (loss)
   on investments                   324,489,276                --
  - Net change in unrealized
   appreciation or
   depreciation on investments      905,837,058                --
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     1,817,060,345                --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            4,031,602,338                --
  - Terminated contracts and
   transfers to annuity
   reserves                      (3,984,899,955)               --
------------------------------  ---------------  ----------------
------------------------------
                                     46,702,383                --
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                       13,695,335                --
  - Annuity Payments                 (8,452,725)               --
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                          (148,713)               --
------------------------------  ---------------  ----------------
------------------------------
                                      5,093,897                --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      51,796,280                --
                                ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     1,868,856,625                --
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                          13,404,665,294                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                         1,011,000,844          (641,814)
  - Net realized gain (loss)
   on investments                   543,427,549           (55,314)
  - Net change in unrealized
   appreciation or
   depreciation on investments   (2,703,154,537)      (18,213,688)
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    (1,148,726,144)      (18,910,816)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            5,455,936,273       242,388,332
  - Terminated contracts and
   transfers to annuity
   reserves                      (5,487,338,943)      (35,388,504)
------------------------------  ---------------  ----------------
------------------------------
                                    (31,402,670)      206,999,828
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                        8,516,466         1,278,366
  - Annuity Payments                 (9,415,086)          (36,752)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                          (614,516)           (4,132)
------------------------------  ---------------  ----------------
------------------------------
                                     (1,513,136)        1,237,482
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (32,915,806)      208,237,310
------------------------------  ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                    (1,181,641,950)      189,326,494
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $12,223,023,344  $    189,326,494
                                ===============  ================
------------------------------

See accompanying notes.

                                AFIS              AMERICAN          AVPSF             AVPSF                            DEUTSCHE
                                INTERNATIONAL     CENTURY           TECHNOLOGY        GROWTH            BARON          EQUITY 500
                                CLASS 2           VP INTERNATIONAL  CLASS B           CLASS B           CAPITAL ASSET  INDEX
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $             --  $           --    $             --  $             --   $        --   $         --
Changes From Operations:
  - Net investment income
   (loss)                                     --             (11)                 --                --       (15,889)       386,886
  - Net realized gain (loss)
   on investments                             --              --                  --                --         7,131          3,155
  - Net change in unrealized
   appreciation or
   depreciation on investments                --           1,230                  --                --     1,440,979      4,076,999
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                 --           1,219                  --                --     1,432,221      4,467,040
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                        --           2,394                  --                --     9,772,806     55,129,061
  - Terminated contracts and
   transfers to annuity
   reserves                                   --              --                  --                --    (1,651,773)    (6,850,603)
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
                                              --           2,394                  --                --     8,121,033     48,278,458
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                                --              --                  --                --            --        157,204
  - Annuity Payments                          --              --                  --                --            --         (3,940)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                                 --              --                  --                --            --            720
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
                                              --              --                  --                --            --        153,984
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                               --           2,394                  --                --     8,121,033     48,432,442
                                ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                                 --           3,613                  --                --     9,553,254     52,899,482
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                       --           3,613                  --                --     9,553,254     52,899,482
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                (72,967)          7,017             (46,915)           31,817      (166,320)      (890,769)
  - Net realized gain (loss)
   on investments                     (1,131,028)        158,138            (393,017)          (41,111)      213,879        241,714
  - Net change in unrealized
   appreciation or
   depreciation on investments        (2,509,012)         (3,602)        (24,712,830)         (914,251)     (783,013)    (9,083,472)
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (3,713,007)        161,553         (25,152,762)         (923,545)     (735,454)    (9,732,527)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                66,710,842      17,951,245         110,209,963         8,791,286    26,208,819    105,728,336
  - Terminated contracts and
   transfers to annuity
   reserves                          (42,339,414)    (17,976,855)        (30,678,779)       (2,507,793)  (11,938,328)   (47,140,497)
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
                                      24,371,428         (25,610)         79,531,184         6,283,493    14,270,491     58,587,839
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                           207,734              --             213,707            39,061            --        707,495
  - Annuity Payments                      (6,138)             --              (4,688)             (691)           --        (87,662)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                             (1,362)             --                (709)             (438)           --         (8,194)
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
                                         200,234              --             208,310            37,932            --        611,639
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       24,571,662         (25,610)         79,739,494         6,321,425    14,270,491     59,199,478
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         20,858,655         135,943          54,586,732         5,397,880    13,535,037     49,466,951
------------------------------  ----------------  ----------------  ----------------  ----------------   -----------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     20,858,655  $      139,556    $     54,586,732  $      5,397,880   $23,088,291   $102,366,433
                                ================  ================  ================  ================   ===========   ============
------------------------------

                                DEUTSCHE
                                SMALL CAP    DGPF
                                INDEX        TREND
                                SUBACCOUNT   SUBACCOUNT
------------------------------
NET ASSETS JANUARY 1, 1999      $        --  $     88,832,274
Changes From Operations:
  - Net investment income
   (loss)                           143,984        (1,470,283)
  - Net realized gain (loss)
   on investments                     5,374         1,068,429
  - Net change in unrealized
   appreciation or
   depreciation on investments      350,000       102,528,148
------------------------------  -----------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       499,358       102,126,294
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            4,350,077       215,228,368
  - Terminated contracts and
   transfers to annuity
   reserves                        (776,038)      (80,756,572)
------------------------------  -----------  ----------------
------------------------------
                                  3,574,039       134,471,796
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                       28,959           235,417
  - Annuity Payments                   (685)          (16,883)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                           385              (584)
------------------------------  -----------  ----------------
------------------------------
                                     28,659           217,950
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   3,602,698       134,689,746
                                -----------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     4,102,056       236,816,040
------------------------------  -----------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           4,102,056       325,648,314
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                           (43,613)       23,735,379
  - Net realized gain (loss)
   on investments                   (87,012)        4,634,016
  - Net change in unrealized
   appreciation or
   depreciation on investments   (1,169,080)     (103,330,744)
------------------------------  -----------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    (1,299,705)      (74,961,349)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases           40,505,309       584,449,189
  - Terminated contracts and
   transfers to annuity
   reserves                     (29,286,605)     (319,584,789)
------------------------------  -----------  ----------------
------------------------------
                                 11,218,704       264,864,400
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                       76,899           906,813
  - Annuity Payments                 (7,069)         (153,501)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                        (1,643)            3,017
------------------------------  -----------  ----------------
------------------------------
                                     68,187           756,329
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                  11,286,891       265,620,729
------------------------------  -----------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     9,987,186       190,659,380
------------------------------  -----------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $14,089,242  $    516,307,694
                                ===========  ================
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                DGPF             DGPF
                                GROWTH           GLOBAL
                                AND INCOME       BOND
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $   154,194,611  $    15,714,088
Changes From Operations:
  - Net investment income
   (loss)                            13,071,185          711,928
  - Net realized gain (loss)
   on investments                       166,488          (96,041)
  - Net change in unrealized
   appreciation or
   depreciation on investments      (18,455,277)      (1,337,031)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (5,217,604)        (721,144)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               40,264,328        5,375,055
  - Terminated contracts and
   transfers to annuity
   reserves                         (71,511,116)      (6,031,258)
------------------------------  ---------------  ---------------
------------------------------
                                    (31,246,788)        (656,203)
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                          178,082           55,542
  - Annuity Payments                   (162,863)         (12,232)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                               141               76
------------------------------  ---------------  ---------------
------------------------------
                                         15,360           43,386
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (31,231,428)        (612,817)
                                ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       (36,449,032)      (1,333,961)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             117,745,579       14,380,127
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             8,693,420          (12,788)
  - Net realized gain (loss)
   on investments                    (5,397,930)        (469,955)
  - Net change in unrealized
   appreciation or
   depreciation on investments        3,050,486          367,910
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         6,345,976         (114,833)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               27,459,638        3,732,415
  - Terminated contracts and
   transfers to annuity
   reserves                         (59,860,071)      (6,376,471)
------------------------------  ---------------  ---------------
------------------------------
                                    (32,400,433)      (2,644,056)
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                         (179,100)           9,761
  - Annuity Payments                   (122,004)         (14,207)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            45,318           42,051
------------------------------  ---------------  ---------------
------------------------------
                                       (255,786)          37,605
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (32,656,219)      (2,606,451)
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       (26,310,243)      (2,721,284)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    91,435,336  $    11,658,843
                                ===============  ===============
------------------------------

See accompanying notes.

                                               DGPF         FIDELITY VIP     FIDELITY VIP II    JANUS ASPEN      LN
                                DGPF           SMALL CAP    GROWTH           CONTRAFUND         WORLDWIDE        AGGRESSIVE
                                REIT           VALUE        SERVICE CLASS    SERVICE CLASS      GROWTH           GROWTH
                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $          --  $      --    $            --   $          --     $            --  $ 323,799,090
Changes From Operations:
  - Net investment income
   (loss)                                  --         26            (79,150)        (41,497)           (181,845)    (3,052,643)
  - Net realized gain (loss)
   on investments                          --         --                344             130               9,846      5,423,560
  - Net change in unrealized
   appreciation or
   depreciation on investments             --        (61)         6,950,425       2,861,396          28,562,462    111,770,714
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                              --        (35)         6,871,619       2,820,029          28,390,463    114,141,631
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                     --      2,084         55,106,803      26,650,738         136,061,158     79,369,638
  - Terminated contracts and
   transfers to annuity
   reserves                                --         --         (6,935,056)     (3,372,134)        (17,756,939)  (125,302,224)
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
                                           --      2,084         48,171,747      23,278,604         118,304,219    (45,932,586)
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                             --         --            114,909          92,347             247,986          5,211
  - Annuity Payments                       --         --             (2,272)         (2,010)            (15,697)      (124,675)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                              --         --               (423)             97                 575            455
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
                                           --         --            112,214          90,434             232,864       (119,009)
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                            --      2,084         48,283,961      23,369,038         118,537,083    (46,051,595)
                                -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                              --      2,049         55,155,580      26,189,067         146,927,546     68,090,036
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                    --      2,049         55,155,580      26,189,067         146,927,546    391,889,126
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             (71,463)        45          8,903,364       4,322,447          37,378,175     19,407,667
  - Net realized gain (loss)
   on investments                      57,795       (152)          (203,451)        (60,890)         (1,949,207)     3,986,137
  - Net change in unrealized
   appreciation or
   depreciation on investments      1,947,563         61        (33,506,981)     (9,187,477)       (133,691,826)   (60,738,302)
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       1,933,895        (46)       (24,807,068)     (4,925,920)        (98,262,858)   (37,344,498)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             49,505,162         --        185,231,932      68,831,585         666,095,360    344,926,722
  - Terminated contracts and
   transfers to annuity
   reserves                       (21,604,159)    (2,003)       (53,333,102)    (23,008,739)       (287,584,549)  (197,351,110)
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
                                   27,901,003     (2,003)       131,898,830      45,822,846         378,510,811    147,575,612
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                         43,523         --            745,808         130,848           1,284,024        377,851
  - Annuity Payments                     (629)        --            (50,312)        (12,136)           (164,160)      (189,180)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                             (59)        --             (4,203)         (1,591)             (4,607)        (2,958)
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
                                       42,835         --            691,293         117,121           1,115,257        185,713
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    27,943,838     (2,003)       132,590,123      45,939,967         379,626,068    147,761,325
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      29,877,733     (2,049)       107,783,055      41,014,047         281,363,210    110,416,827
------------------------------  -------------  -----------  ---------------   -------------     ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  29,877,733  $      --    $   162,938,635   $  67,203,114     $   428,290,756  $ 502,305,953
                                =============  ===========  ===============   =============     ===============  =============
------------------------------

                                               LN
                                LN             CAPITAL
                                BOND           APPRECIATION
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS JANUARY 1, 1999      $ 359,130,853  $   746,877,538
Changes From Operations:
  - Net investment income
   (loss)                          18,585,811       (5,108,268)
  - Net realized gain (loss)
   on investments                     498,828        1,715,312
  - Net change in unrealized
   appreciation or
   depreciation on investments    (33,717,275)     492,291,917
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (14,632,636)     488,898,961
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            103,853,425    1,006,577,563
  - Terminated contracts and
   transfers to annuity
   reserves                      (148,509,116)    (404,300,360)
------------------------------  -------------  ---------------
------------------------------
                                  (44,655,691)     602,277,203
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                        180,951        2,609,328
  - Annuity Payments                  (91,107)        (567,970)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                           1,044          (10,030)
------------------------------  -------------  ---------------
------------------------------
                                       90,888        2,031,328
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   (44,564,803)     604,308,531
                                -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     (59,197,439)   1,093,207,492
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           299,933,414    1,840,085,030
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                          13,586,232       68,345,492
  - Net realized gain (loss)
   on investments                  (2,700,024)      44,143,213
  - Net change in unrealized
   appreciation or
   depreciation on investments     13,691,896     (441,367,735)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      24,578,104     (328,879,030)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             63,648,953      825,355,646
  - Terminated contracts and
   transfers to annuity
   reserves                      (111,476,420)    (727,668,575)
------------------------------  -------------  ---------------
------------------------------
                                  (47,827,467)      97,687,071
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                        (61,499)       2,043,290
  - Annuity Payments                  (76,794)        (975,330)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                        (132,471)         (27,437)
------------------------------  -------------  ---------------
------------------------------
                                     (270,764)       1,040,523
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   (48,098,231)      98,727,594
------------------------------  -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     (23,520,127)    (230,151,436)
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $ 276,413,287  $ 1,609,933,594
                                =============  ===============
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                LN               LN
                                EQUITY-          GLOBAL ASSET
                                INCOME           ALLOCATION
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $   966,592,772  $   481,973,982
Changes From Operations:
  - Net investment income
   (loss)                            36,859,222       16,205,650
  - Net realized gain (loss)
   on investments                    26,424,234       11,688,807
  - Net change in unrealized
   appreciation or
   depreciation on investments      (16,625,475)      18,169,135
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        46,657,981       46,063,592
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              229,184,806       75,016,170
  - Terminated contracts and
   transfers to annuity
   reserves                        (286,133,549)    (122,893,414)
------------------------------  ---------------  ---------------
------------------------------
                                    (56,948,743)     (47,877,244)
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                        1,327,758        1,095,474
  - Annuity Payments                   (657,877)        (299,258)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                              (988)         (66,880)
------------------------------  ---------------  ---------------
------------------------------
                                        668,893          729,336
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (56,279,850)     (47,147,908)
                                ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        (9,621,869)      (1,084,316)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             956,970,903      480,889,666
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                           222,888,568       25,655,156
  - Net realized gain (loss)
   on investments                    45,698,592       15,073,820
  - Net change in unrealized
   appreciation or
   depreciation on investments     (200,999,956)     (68,945,612)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        67,587,204      (28,216,636)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              139,219,422       54,494,732
  - Terminated contracts and
   transfers to annuity
   reserves                        (332,153,434)    (127,087,576)
------------------------------  ---------------  ---------------
------------------------------
                                   (192,934,012)     (72,592,844)
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                         (606,180)        (264,628)
  - Annuity Payments                   (529,281)        (348,665)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            (4,935)         (26,081)
------------------------------  ---------------  ---------------
------------------------------
                                     (1,140,396)        (639,374)
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    (194,074,408)     (73,232,218)
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      (126,487,204)    (101,448,854)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   830,483,699  $   379,440,812
                                ===============  ===============
------------------------------

See accompanying notes.

                                LN                                                   LN             LN               LN
                                GROWTH AND           LN               LN             MONEY          SOCIAL           SPECIAL
                                INCOME               INTERNATIONAL    MANAGED        MARKET         AWARENESS        OPPORTUNITIES
                                SUBACCOUNT           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1999      $   4,140,960,358    $   493,837,075  $ 952,578,123  $ 119,311,868  $ 1,821,748,783  $ 870,257,254
Changes From Operations:
  - Net investment income
   (loss)                             172,808,571        119,881,368     61,326,215      5,522,432       68,488,983     82,723,341
  - Net realized gain (loss)
   on investments                     132,079,312          9,385,470     24,756,791             --       85,211,142     26,077,310
  - Net change in unrealized
   appreciation or
   depreciation on investments        353,017,078        (54,003,384)   (27,308,300)            --       86,292,911   (155,496,460)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         657,904,961         75,263,454     58,774,706      5,522,432      239,993,036    (46,695,809)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                746,492,736        206,951,775    118,914,778    302,648,002      447,789,509    139,945,983
  - Terminated contracts and
   transfers to annuity
   reserves                          (989,819,625)      (260,185,570)  (219,107,295)  (249,268,452)    (642,066,963)  (336,167,020)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
                                     (243,326,889)       (53,233,795)  (100,192,517)    53,379,550     (194,277,454)  (196,221,037)
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                          5,170,679             51,788        535,385         89,561        1,392,420        114,215
  - Annuity Payments                   (4,945,413)          (150,827)      (433,896)       (58,064)        (679,764)      (227,230)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            (146,679)            19,635         16,287         23,852           10,182          3,422
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
                                           78,587            (79,404)       117,776         55,349          722,838       (109,593)
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      (243,248,302)       (53,313,199)  (100,074,741)    53,434,899     (193,554,616)  (196,330,630)
                                -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         414,656,659         21,950,255    (41,300,035)    58,957,331       46,438,420   (243,026,439)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             4,555,617,017        515,787,330    911,278,088    178,269,199    1,868,187,203    627,230,815
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             266,078,005         14,351,771     67,336,859      7,338,990      126,705,201     99,072,752
  - Net realized gain (loss)
   on investments                     303,796,068          2,558,320     30,777,160             --      114,816,281     (8,480,056)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (997,479,819)       (26,427,001)  (117,513,857)            --     (393,550,391)   (33,928,342)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (427,605,746)        (9,516,910)   (19,399,838)     7,338,990     (152,028,909)    56,664,354
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                459,435,001        168,247,883     71,212,156    399,566,130      254,664,977     64,260,180
  - Terminated contracts and
   transfers to annuity
   reserves                        (1,105,242,722)      (280,030,554)  (217,403,672)  (441,361,120)    (537,464,860)  (247,568,099)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
                                     (645,807,721)      (111,782,671)  (146,191,516)   (41,794,990)    (282,799,883)  (183,307,919)
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                            708,584           (114,806)       223,451        326,054          (88,198)       (56,075)
  - Annuity Payments                   (4,990,137)          (121,385)      (432,050)       (37,497)        (782,002)      (236,170)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            (423,590)               560        (17,526)       (21,768)          (8,231)       (11,552)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
                                       (4,705,143)          (235,631)      (226,125)       266,789         (878,431)      (303,797)
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      (650,512,864)      (112,018,302)  (146,417,641)   (41,528,201)    (283,678,314)  (183,611,716)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      (1,078,118,610)      (121,535,212)  (165,817,479)   (34,189,211)    (435,707,223)  (126,947,362)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   3,477,498,407    $   394,252,118  $ 745,460,609  $ 144,079,988  $ 1,432,479,980  $ 500,283,453
                                =================    ===============  =============  =============  ===============  =============
------------------------------

                                              NB AMT
                                NB AMT        MID-CAP
                                PARTNERS      GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS JANUARY 1, 1999      $          -- $          --
Changes From Operations:
  - Net investment income
   (loss)                              (6,865)       (25,140)
  - Net realized gain (loss)
   on investments                      35,446        28,208
  - Net change in unrealized
   appreciation or
   depreciation on investments        175,774     4,291,153
------------------------------  ------------- -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         204,355     4,294,221
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              4,070,627    22,844,454
  - Terminated contracts and
   transfers to annuity
   reserves                        (1,158,398)    (4,346,480)
------------------------------  ------------- -------------
------------------------------
                                    2,912,229    18,497,974
Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                         12,119            --
  - Annuity Payments                      (62)            --
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                              --            --
------------------------------  ------------- -------------
------------------------------
                                       12,057            --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     2,924,286    18,497,974
                                ------------- -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       3,128,641    22,792,195
------------------------------  ------------- -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             3,128,641    22,792,195
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             789,241    (1,680,105)
  - Net realized gain (loss)
   on investments                    (479,071)    (1,279,366)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (305,506)   (43,849,956)
------------------------------  ------------- -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           4,664   (46,809,427)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             28,718,103   378,386,955
  - Terminated contracts and
   transfers to annuity
   reserves                       (22,537,239)  (151,382,904)
------------------------------  ------------- -------------
------------------------------
                                    6,180,864   227,004,051
   Annuity Reserves:
  - Transfer from accumulation
   units and between
   subaccounts                         47,099       516,584
  - Annuity Payments                   (1,816)       (34,830)
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            (373)        (1,602)
------------------------------  ------------- -------------
------------------------------
                                       44,910       480,152
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     6,225,774   227,484,203
------------------------------  ------------- -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       6,230,438   180,674,776
------------------------------  ------------- -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   9,359,079 $ 203,466,971
                                ============= =============
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION

   THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of the Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, Multi-Fund-Registered Trademark- and eAnnuity-TM-. The Multi-Fund-Registered Trademark- product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity-TM-product became available to clients of the Company. The eAnnuity-TM- product is an annuity contract that is sold through the internet.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of twenty nine mutual funds (the Funds) of eleven diviersified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS International Class 2 Fund

   American Century Variable Portfolios, Inc.:
     VP International Portfolio

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Technology Class B Fund
     AVPSF Growth Class B Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche Equity 500 Index Fund
     Deutsche Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF Trend Series
     DGPF Growth and Income Series
     DGPF Global Bond Series
     DGPF REIT Series
     DGPF Small Cap Value Series

   Fidelity Variable Insurance Products Fund:
     Growth Portfolio Service Class Portfolio

   Fidelity Variable Insurance Products Fund II:
     Contrafund Portfolio Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Worldwide Growth Portfolio

   Lincoln National (LN):
     LN Aggressive Growth Fund
     LN Bond Fund
     LN Capital Appreciation Fund
     LN Equity-Income Fund
     LN Global Asset Allocation Fund
     LN Growth and Income Fund
     LN International Fund
     LN Managed Fund
     LN Money Market Fund
     LN Social Awareness Fund
     LN Special Opportunities Fund

   Neuberger Berman Advisors Management Trust (NB AMT):
     NB AMT Partners Portfolio
     NB AMT Mid-Cap Growth Portfolio

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2.   MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

      - Multi-Fund-Registered Trademark- at a daily rate of .00274525% (1.002% on an annual basis).

      - Multi-Fund-Registered Trademark- with GMDB rider at a daily rate of .00356712328% (1.302% on an annual basis).

      -  eAnnuity-TM- at a daily rate of .001506849% (.55% on an annual basis).

   In addition, $17,279,801 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2000.

   Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. NET ASSETS

   The following is a summary of net assets owned at December 31, 2000.

                                                AFIS          AFIS           AMERICAN       AVPSF
                                                GROWTH        INTERNATIONAL  CENTURY VP     TECHNOLOGY
                                                CLASS 2       CLASS 2        INTERNATIONAL  CLASS B
                                COMBINED        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $5,684,076,568  $206,999,828  $ 24,371,428   $    (23,216)  $ 79,531,184
   Annuity Reserves                 34,569,679     1,237,482       200,234             --        208,310
                                --------------  ------------  ------------   ------------   ------------
                                 5,718,646,247   208,237,310    24,571,662        (23,216)    79,739,494
Accumulated net investment
   income (loss)                 3,648,155,739      (641,814)      (72,967)         7,006        (46,915)
Accumulated net realized gain
   (loss) on investments         1,090,313,954       (55,314)   (1,131,028)       158,138       (393,017)
Net unrealized appreciation or
   depreciation on investments   1,765,907,404   (18,213,688)   (2,509,012)        (2,372)   (24,712,830)
------------------------------  --------------  ------------  ------------   ------------   ------------
------------------------------
                                $12,223,023,344 $189,326,494  $ 20,858,655   $    139,556   $ 54,586,732
                                ==============  ============  ============   ============   ============


                                FIDELITY VIP II  JANUS ASPEN      LN                                  LN
                                CONTRAFUND       WORLDWIDE        AGGRESSIVE         LN               CAPITAL
                                SERVICE CLASS    GROWTH           GROWTH             BOND             APPRECIATION
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $   69,101,450   $   496,815,030  $   342,356,186    $   101,213,855  $   1,137,504,748
   Annuity Reserves                    207,555         1,348,121          593,134            355,631          4,515,374
                                ---------------  ---------------  ---------------    ---------------  -----------------
                                    69,309,005       498,163,151      342,949,320        101,569,486      1,142,020,122
Accumulated net investment
   income (loss)                     4,280,950        37,196,330       66,957,478        179,230,590        118,657,039
Accumulated net realized gain
   (loss) on investments               (60,760)       (1,939,361)      14,792,244         (1,368,125)        49,039,975
Net unrealized appreciation or
   depreciation on investments      (6,326,081)     (105,129,364)      77,606,911         (3,018,664)       300,216,458
------------------------------  ---------------  ---------------  ---------------    ---------------  -----------------
------------------------------
                                $   67,203,114   $   428,290,756  $   502,305,953    $   276,413,287  $   1,609,933,594
                                ===============  ===============  ===============    ===============  =================

                                AVPSF                      DEUTSCHE      DEUTSCHE                    DGPF           DGPF
                                GROWTH      BARON          EQUITY 500    SMALL CAP     DGPF          GROWTH         GLOBAL
                                CLASS B     CAPITAL ASSET  INDEX         INDEX         TREND         AND INCOME     BOND
                                SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $6,283,493  $ 22,391,524   $106,866,297  $ 14,792,743  $470,766,618  $  67,462,031  $  10,816,458
   Annuity Reserves                 37,932            --        765,623        96,846     1,014,761        732,665        113,770
                                ----------  ------------   ------------  ------------  ------------  -------------  -------------
                                 6,321,425    22,391,524    107,631,920    14,889,589   471,781,379     68,194,696     10,930,228
Accumulated net investment
   income (loss)                    31,817      (182,209)      (503,883)      100,371    22,687,296     30,266,694      1,873,323
Accumulated net realized gain
   (loss) on investments           (41,111)      221,010        244,869       (81,638)    6,777,458     (5,048,636)      (486,716)
Net unrealized appreciation or
   depreciation on investments    (914,251)      657,966     (5,006,473)     (819,080)   15,061,561     (1,977,418)      (657,992)
------------------------------  ----------  ------------   ------------  ------------  ------------  -------------  -------------
------------------------------
                                $5,397,880  $ 23,088,291   $102,366,433  $ 14,089,242  $516,307,694  $  91,435,336  $  11,658,843
                                ==========  ============   ============  ============  ============  =============  =============

                                               DGPF        FIDELITY VIP
                                DGPF           SMALL CAP   GROWTH
                                REIT           VALUE       SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  27,901,003  $      81   $   180,070,577
   Annuity Reserves                    42,835         --           803,507
                                -------------  ---------   ---------------
                                   27,943,838         81       180,874,084
Accumulated net investment
   income (loss)                      (71,463)        71         8,824,214
Accumulated net realized gain
   (loss) on investments               57,795       (152)         (203,107)
Net unrealized appreciation or
   depreciation on investments      1,947,563         --       (26,556,556)
------------------------------  -------------  ---------   ---------------
------------------------------
                                $  29,877,733  $      --   $   162,938,635
                                =============  =========   ===============

                                  LN                 LN                 LN
                                  EQUITY-            GLOBAL ASSET       GROWTH AND         LN                 LN
                                  INCOME             ALLOCATION         INCOME             INTERNATIONAL      MANAGED
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units             $   358,165,035    $   125,404,612    $   650,671,486    $   163,244,806    $   119,379,710
   Annuity Reserves                     1,405,133          1,225,797         13,847,881            288,495          1,331,737
                                  ---------------    ---------------    ---------------    ---------------    ---------------
                                      359,570,168        126,630,409        664,519,367        163,533,301        120,711,447
Accumulated net investment
   income (loss)                      303,789,712        168,562,314      1,212,259,084        180,596,970        461,707,209
Accumulated net realized gain
   (loss) on investments               81,470,569         34,580,928        518,056,098         37,303,475         73,850,827
Net unrealized appreciation or
   depreciation on investments         85,653,250         49,667,161      1,082,663,858         12,818,372         89,191,126
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                  $   830,483,699    $   379,440,812    $ 3,477,498,407    $   394,252,118    $   745,460,609
                                  ===============    ===============    ===============    ===============    ===============

                                LN                 LN                 LN                                    NB AMT
                                MONEY              SOCIAL             SPECIAL            NB AMT             MID-CAP
                                MARKET             AWARENESS          OPPORTUNITIES      PARTNERS           GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $    71,351,278    $   588,834,717    $   (12,791,512)   $     9,093,093    $   245,502,025
   Annuity Reserves                     437,738          2,860,929            361,070             56,967            480,152
                                ---------------    ---------------    ---------------    ---------------    ---------------
                                     71,789,016        591,695,646        (12,430,442)         9,150,060        245,982,177
Accumulated net investment
   income (loss)                     72,290,972        333,201,452        448,076,967            782,376         (1,705,245)
Accumulated net realized gain
   (loss) on investments                     --        216,283,922         69,980,394           (443,625)        (1,251,158)
Net unrealized appreciation or
   depreciation on investments               --        291,298,960         (5,343,466)          (129,732)       (39,558,803)
------------------------------  ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                $   144,079,988    $ 1,432,479,980    $   500,283,453    $     9,359,079    $   203,466,971
                                ===============    ===============    ===============    ===============    ===============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

4.   PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                         AGGREGATE       AGGREGATE
                                         COST OF         PROCEEDS
                                         PURCHASES       FROM SALES
-----------------------------------------------------------------------
AFIS Growth Class 2 Fund                 $  208,201,633  $      590,262
---------------------------------------
AFIS International Class 2 Fund              52,788,242      28,287,815
---------------------------------------
American Century VP International
   Portfolio                                 17,390,287      17,408,874
---------------------------------------
AVPSF Technology Class B Fund                81,313,318       1,616,044
---------------------------------------
AVPSF Growth Class B Fund                     6,939,800         586,111
---------------------------------------
Baron Capital Asset Fund                     17,148,300       3,042,444
---------------------------------------
Deutsche Equity 500 Index Fund               67,120,866       8,805,051
---------------------------------------
Deutsche Small Cap Index Fund                31,195,649      19,951,279
---------------------------------------
DGPF Trend Series                           337,010,735      47,619,161
---------------------------------------
DGPF Growth and Income Series                15,839,436      39,797,839
---------------------------------------
DGPF Global Bond Series                       1,598,486       4,217,166
---------------------------------------
DGPF REIT Series                             33,896,788       6,021,946
---------------------------------------
DGPF Small Cap Value Series                          55           2,013
---------------------------------------
Fidelity VIP Growth Service Class
   Portfolio                                147,088,802       5,583,111
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                           51,973,262       1,705,919
---------------------------------------
Janus Aspen Worldwide Growth Portfolio      484,236,656      67,200,949
---------------------------------------
LN Aggressive Growth Fund                   183,429,209      16,228,324
---------------------------------------
LN Bond Fund                                 29,409,044      63,906,539
---------------------------------------
LN Capital Appreciation Fund                303,389,537     136,230,918
---------------------------------------
LN Equity-Income Fund                       243,003,625     214,146,548
---------------------------------------
LN Global Asset Allocation Fund              30,810,720      78,369,568
---------------------------------------
LN Growth and Income Fund                   353,985,474     738,254,552
---------------------------------------
LN International Fund                        88,803,237     186,451,291
---------------------------------------
LN Managed Fund                              75,254,934     154,298,777
---------------------------------------
LN Money Market Fund                        177,607,013     211,789,269
---------------------------------------
LN Social Awareness Fund                    204,215,916     361,120,378
---------------------------------------
LN Special Opportunities Fund               113,670,017     198,184,606
---------------------------------------
NB AMT Partners Portfolio                    23,517,898      16,502,196
---------------------------------------
NB AMT Mid-Cap Growth Portfolio             245,774,895      19,954,109
---------------------------------------  --------------  --------------
---------------------------------------
                                         $3,626,613,834  $2,647,873,059
                                         ==============  ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2000.

                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                  2,583,468   $73.29  $   189,342,369  $  207,556,057
---------------------------------------
AFIS International Class 2 Fund           1,016,093    20.53       20,860,387      23,369,399
---------------------------------------
American Century VP International
   Portfolio                                 13,642    10.23          139,562         141,934
---------------------------------------
AVPSF Technology Class B Fund             2,192,427    24.90       54,591,427      79,304,257
---------------------------------------
AVPSF Growth Class B Fund                   216,019    24.99        5,398,327       6,312,578
---------------------------------------
Baron Capital Asset Fund                  1,337,789    17.26       23,090,242      22,432,276
---------------------------------------
Deutsche Equity 500 Index Fund            7,434,639    13.77      102,374,986     107,381,459
---------------------------------------
Deutsche Small Cap Index Fund             1,269,409    11.10       14,090,442      14,909,522
---------------------------------------
DGPF Trend Series                        17,327,247    29.80      516,351,950     501,290,389
---------------------------------------
DGPF Growth and Income Series             5,410,828    16.90       91,442,987      93,420,405
---------------------------------------
DGPF Global Bond Series                   1,198,335     9.73       11,659,801      12,317,793
---------------------------------------
DGPF REIT Series                          2,711,452    11.02       29,880,200      27,932,637
---------------------------------------
DGPF Small Cap Value Series                      --       --               --              --
---------------------------------------
Fidelity VIP Growth Service Class
   Portfolio                              3,746,031    43.50      162,952,359     189,508,915
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                        2,839,407    23.67       67,208,768      73,534,849
---------------------------------------
Janus Aspen Worldwide Growth Portfolio   11,582,645    36.98      428,326,204     533,455,568
---------------------------------------
LN Aggressive Growth Fund                28,469,736    17.65      502,348,486     424,741,575
---------------------------------------
LN Bond Fund                             23,247,506    11.89      276,436,090     279,454,754
---------------------------------------
LN Capital Appreciation Fund             63,526,127    25.35    1,610,069,682   1,309,853,224
---------------------------------------
LN Equity-Income Fund                    47,615,252    17.44      830,552,847     744,899,597
---------------------------------------
LN Global Asset Allocation Fund          25,671,238    14.78      379,472,233     329,805,072
---------------------------------------
LN Growth and Income Fund                80,413,176    43.25    3,477,789,450   2,395,125,592
---------------------------------------
LN International Fund                    28,635,687    13.77      394,284,773     381,466,401
---------------------------------------
LN Managed Fund                          44,069,434    16.92      745,522,618     656,331,492
---------------------------------------
LN Money Market Fund                     14,409,188    10.00      144,091,880     144,091,880
---------------------------------------
LN Social Awareness Fund                 38,502,473    37.21    1,432,600,017   1,141,301,057
---------------------------------------
LN Special Opportunities Fund            19,357,926    25.85      500,324,967     505,668,433
---------------------------------------
NB AMT Partners Portfolio                   578,841    16.17        9,359,855       9,489,587
---------------------------------------
NB AMT Mid-Cap Growth Portfolio           9,051,791    22.48      203,484,272     243,043,075
                                                              ---------------  --------------
---------------------------------------
                                                              $12,224,047,181  $10,458,139,777
                                                              ===============  ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

6.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 1999, the Delaware Small Cap Value Series, American Century VP International, BT Equity 500 Index Fund, BT Small Cap Index Fund, Baron Capital Asset Fund, Fidelity VIP Growth Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Worldwide Growth Fund, AMT Partners Fund and AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners. Also during 1999, the Delaware Decatur Total Return Series changed its name to the Delaware Growth and Income Series.

   During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust and the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund
   (DGPF). Also during 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Technology Class B Fund, the AVPSF Growth Class B Fund and the DGPF REIT Series became available as investment options for Variable Account contract owners.

7. INVESTMENT FUNDS CLOSED

   During 2000, the DGPF Small Cap Value Series, the LN Aggressive Growth Fund and the LN Global Asset Allocation Fund were closed as investment options for Variable Account contract owners of eAnnuity-TM-.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, American Century Variable Portfolios International, Alliance Variable Products Series Fund ("AVPSF") Technology Class B, AVPSF Growth Class B, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche") Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") Trend, DGPF Growth and Income, DGPF Global Bond, DGPF REIT, DGPF Small Cap Value, Fidelity Variable Insurance Products ("Fidelity VIP") Growth Portfolio Service Class, Fidelity VIP II Contrafund Portfolio Service Class, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Growth and Income, LN International, LN Managed, LN Money Market, LN Social Awareness, LN Special Opportunities, Neuberger Berman Advisers Management Trust ("NB AMT") Partners, and NB AMT Mid-Cap Growth) as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account C at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

Part C - Other Information

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a)    List of Financial Statements

           1.  Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

           2.  Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liability - December 31, 2000 Statement of Operations - Year ended December 31, 2000 Statements of Changes in Net Assets - Years ended December 31, 2000 and 1999
               Notes to Financial Statements - December 31, 2000
               Report of Ernst & Young LLP, Independent Auditors


               3.  Part B.
               The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
               Balance Sheets - Statutory-Basis - Years ended December 31, 2000 and 1999
               Statements of Operations - Statutory Basis - Years ended December 31, 2000, 1999, and 1998
               Statements of Changes in Capital and Surplus - Statutory Basis - Years ended December 31, 2000, 1999 and 1998
               Statements of Cash Flows - Statutory Basis - Years ended December 31, 2000, 1999 and 1998
               Notes to Statutory-basis Financial Statements - December 31, 2000 Report of Ernst & Young LLP, Independent Auditors

24 (b)   LIST OF EXHIBITS

         (1)   Resolution establishing separate accounts /3/

         (2)   N/A

         (3)   (a) Selling group agreement for Lincoln Financial ADVISORS /4/
               (b) Amendment dated November 22, 1999 to selling group
                   agreement/5/
               (c) Amendment dated February 14, 2000 to selling group
                   agreement./5/


         (4)   Variable Annuity Contract/3/
               (a)  Multi Fund - Single premium contract/3/
               (b)  Multi Fund 1 - Periodic/3/
               (c)  Multi Fund 2 - Flexible/3/
               (d)  Multi Fund 3 - Flexible/3/
               (e)  Multi Fund 4 - Flexible /2/
               (f)  Contract Rider - Multi Fund 2 & Multi Fund 3 /1/
               (g)  Contract Rider - Multi Fund 4 /1/
               (h)  Variable Annuity Amendment Multi-Fund 1

         (5)   (a) Deferred Annuity Application /2/
               (b) 403(b) Annuity Application /2/

         (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are hereby incorporated by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

               (b) By-Laws of The Lincoln National Life Insurance Company are
                   hereby incorporated by reference to the Posteffective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (7)   N/A

         (8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

               (b) Participation Agreement/Amendments for Delaware Group
                   Premium Fund.

               (c) Participation Agreement/Amendments for Lincoln National
                   Aggressive Growth Fund, Inc.

               (d) Participation Agreement/Amendments for Lincoln National
                   Capital Appreciation Fund, Inc.

               (e) Participation Agreement/Amendments for Lincoln National
                   Global Asset Allocation Fund, Inc.

               (f) Participation Agreement/Amendments for Lincoln National
                   International Fund, Inc.

               (g) Participation Agreement/Amendments for Lincoln National
                   Money Market Fund, Inc.

               (h) Participation Agreement/Amendments for Lincoln National
                   Special Opportunities Fund, Inc.

               (i) Participation Agreement/Amendments for Lincoln National
                   Bond Fund, Inc.

               (j) Participation Agreement/Amendments for Lincoln National
                   Equity-Income Fund, Inc.

               (k) Participation Agreement/Amendments for Lincoln National
                   Growth and Income Fund, Inc.

               (l) Participation Agreement/Amendments for Lincoln National
                   Managed Fund, Inc.

               (m) Participation Agreement/Amendments for Lincoln National
                   Social Awareness Fund, Inc.

               (n) Fund Participation Agreement/Amendments for
                   Bankers Trust (BT)

               (o) Fund Participation Agreement/Amendments for
                   Baron Capital

               (p) Fund Participation Agreement/Amendments for
                   Fidelity Variable Insurance Trusts

               (q) Fund Participation Agreement/Amendments for
                   Janus

               (r) Fund Participation Agreement/Amendments for
                   Neuberger Berman

               (s) Fund Participation Agreement/Amendments for Alliance

               (t) Fund Participation Agreement/Amendments for
                   American Funds

               (u) Fund Participation Agreement/Amendments for Massachusetts
                   Financial Services, Inc. (MFS)


               (v) Fund Participation Agreement/Amendments for Putnam

         (9)   Opinion and Consent of Jeremy Sachs, Senior Counsel /2/

        (10)   Consent of Ernst & Young LLP, Independent Auditors

        (11)   N/A

        (12)   N/A

        (13)   Schedule of Computation. /1/

        (14)   N/A

        (15)   (a)  Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
               (b)  Memorandum Concerning Books and Records

        (16)   Powers of Attorney

               (a)  Janet Chrzan
               (b)  Lawrence Rowland /4/
               (c)  Charles Haldeman, Jr.
               (d)  Blank
               (e)  Richard Vaughan /4/
               (f)  Jon Boscia /5/


/1/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on February 28, 1997.

/2/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 24, 1997.

/3/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

/4/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1999.

/5/ Incorporated herein by reference to the Registration Statement on Form
    N-4 (File No. 33-25990) filed on April 13, 2000.

Item 25.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                           Positions and Offices

Jon A. Boscia **               President and Director
Lorry J. Stensrud*             Chief Executive Officer of Annuities,
                               Executive Vice President, and Director
John H. Gotta****              Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director
Gary W. Parker ****            Senior Vice President
Charles E. Haldeman, Jr.*****  Director
Cynthia A. Rose*               Secretary and Assistant Vice President
Lawrence T. Rowland***         Executive Vice President and Director
Eldon J. Summers*              Second Vice President and Treasurer
Richard C. Vaughan**           Director
Janet Chrzan*                  Senior Vice President, Chief Financial
                               Officer and Director
Elizabeth Frederick*           Senior Vice President and General Counsel
Diane Dillman*                 Director of Annuities Compliance
Christine Frederick****        Director of Life Compliance


* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne,
      Indiana 46804-1538
**** Principal business address is 350 Church Street, Hartford, CT 06103 ***** Principal business address is One Commerce Square, 2005 Market Street,
      39th Floor, Philadelphia, PA 19103-3682

Item 26.
--------

                        PERSONS CONTROLLED BY OR UNDER COMMON
                       CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 558,194 CONTRACT OWNERS under Lincoln National Variable Annuity Account C.

Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable
         Life Account J; Lincoln Life Flexible Premium Variable Life
         Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life
         Account S; Lincoln Life Variable Annuity Account T; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln National Variable Annuity Account C during the fiscal year which ended December 31, 2000:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and   Compensation   Brokerage
   Underwriter         Commissions    on Redemption  Commissions Compensation
-----------------    ---------------- -------------  ----------- ------------

The Lincoln
National Life
Insurance Company         None         17,279,801(a)    None      133,094,917(b)


Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.  Management Services
--------  Not Applicable.

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 34.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs
(a) through (d) of that rule have been complied with.

                                  SIGNATURES


     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 11th day of April, 2001.


                                    LINCOLN NATIONAL VARIABLE ANNUITY
                                    Account C - Multi-Fund
                                    (Registrant)

                                    By: /s/ Ronald L. Stopher
                                        ------------------------------------
                                        Ronald L. Stopher
                                        Vice President, Lincoln National Life
                                        Insurance, Co.

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                    By: /s/ Lorry J. Stensrud
                                        ------------------------------------
                                         Lorry J. Stensrud
                                         (Signature-Officer of Depositor)
                                         Executive Vice President, Lincoln
                                         National Life Insurance, Co.
                                         (Title)


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                                Date
---------                     -----                                ----

   **                         President and Director            April 11, 2001
-----------------------       (Principal Executive Officer)
Jon A. Boscia

/s/ Lorry J. Stensrud
-----------------------       Executive Vice President,         April 11, 2001
Lorry J. Stensrud             Chief Executive Officer of
                              Annuities, and Director


  ***                         Senior Vice President, Chief      April 11, 2001
-----------------------       Financial Officer and Director
Janet Chrzan                  (Principal Accounting Officer
                              and Principal Financial Officer)


  *                           Executive Vice President          April 11, 2001
-----------------------       and Director
Lawrence T. Rowland


                              Executive Vice President,         April   , 2001
-----------------------       Chief Executive Officer of
John H. Gotta                 Life Insurance, and Director


  *                           Director                          April 11, 2001
-----------------------
Richard C. Vaughan


   ***                        Director                          April 11, 2001
-----------------------
Charles E. Haldeman, Jr.



*  By /s/ Steven M. Kluever    Pursuant to a Power of Attorney filed with
     ----------------------    Post-Effective Amendment No. 16 to the
    Steven M. Kluever          Registration Statement

**By /s/ Steven M. Kluever     Pursuant to a Power of Attorney filed with
     ----------------------    Post-Effective Amendment No. 18 to the
     Steven M. Kluever         Registration Statement

***By /s/ Steven M. Kluever    Pursuant to a Power of Attorney filed with this
     ----------------------    Registration Statement
     Steven M. Kluever